       As filed with the Securities and Exchange Commission on December 29, 2004
                                              Securities Act File No. 333-120911
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 1

                                 ING FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                 ---------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

       It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

--------------------------------------------------------------------------------

       Title of Securities Being Registered: Shares of Beneficial Interest

     No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company
                            Act of 1940, as amended.

                        ING LEXINGTON MONEY MARKET TRUST
                              ING MONEY MARKET FUND
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                                 January 7, 2005

Dear Shareholder:

      Your Board of Trustees has called a special meeting of shareholders ("Special Meeting") of ING Lexington Money Market Trust ("Lexington Money Market Trust") and ING Money Market Fund ("Money Market Fund") (each a "Disappearing Fund," and collectively, the "Disappearing Funds") scheduled to be held at 10:00 a.m., Local time, on February 24, 2005, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

      The Board of Trustees of each Disappearing Fund has reviewed and recommends the proposed reorganizations (each a "Reorganization," and collectively, the "Reorganizations") of each Disappearing Fund into ING Classic Money Market Fund ("Surviving Fund") (each a "Fund", and collectively, the "Funds"). Each Fund is a member of the mutual fund group called the "ING Funds" and is a series of ING Funds Trust.

      If approved by Shareholders, you will become a shareholder of ING Classic Money Market Fund on the date that the Reorganizations occur. The Reorganizations would provide Shareholders of each Disappearing Fund, respectively, with an opportunity to participate in a larger money-market fund with substantially similar investment objectives and strategies. You are being asked to approve an Agreement and Plan of Reorganization for the Reorganization for the Disappearing Fund in which you hold shares. The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization. The accompanying documents describe the proposed transactions and compare the strategies and expenses of each of the Funds for your evaluation.

      After careful consideration, the Board of Trustees of each Disappearing Fund unanimously approved these proposals and recommends shareholders vote "FOR" the proposals.

      A Proxy Statement/Prospectus that describes each Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

      YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN FEBRUARY 23, 2005.

      Each Disappearing Fund is using Georgeson Shareholder Communications, Inc., a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Georgeson Shareholder Communications, Inc. reminding you to exercise your right to vote.

      We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                           Sincerely,

                                           /s/ James M. Hennessy
                                           ------------------------------------
                                           James M. Hennessy,
                                           President and Chief Executive Officer

                      (This page intentionally left blank)

                        ING LEXINGTON MONEY MARKET TRUST
                              ING MONEY MARKET FUND
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                                 January 7, 2005

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
           ING LEXINGTON MONEY MARKET TRUST AND ING MONEY MARKET FUND
                         SCHEDULED FOR FEBRUARY 24, 2005

To the Shareholders:

      NOTICE IS HEREBY GIVEN that a special meeting of shareholders ("Special Meeting") of both ING Lexington Money Market Trust ("Lexington Money Market Trust") and ING Money Market Fund ("Money Market Fund") is scheduled for February 24, 2005, at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

      At the Special Meeting, you will be asked to consider and approve the following proposals:

      (1) Lexington Money Market Trust only. To approve an Agreement and Plan of Reorganization ("Reorganization Agreement") by and among Lexington Money Market Trust and ING Classic Money Market Fund providing for the reorganization of Lexington Money Market Trust with and into ING Classic Money Market Fund;

      (2) Money Market Fund only. To approve a Reorganization Agreement by and among Money Market Fund and ING Classic Money Market Fund providing for the reorganization of Money Market Fund with and into ING Classic Money Market Fund; and


      (3) Both Funds. To transact such other business, not currently contemplated, that may properly come before the Special Meeting or any adjournment(s) or postponement(s) thereof in the discretion of the proxies or their substitutes.


      Shareholders of record as of the close of business on December 3, 2004, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Lexington Money Market Trust or Money Market Fund, respectively, or by voting in person at the Special Meeting.

                                           By Order of the Board of Trustees

                                           /s/ Huey P. Falgout, Jr.
                                           -------------------------------------
                                           Huey P. Falgout, Jr.,
                                           Secretary

January 7, 2005

                      (This page intentionally left blank)

                         PROXY STATEMENT/PROSPECTUS FOR
                        ING LEXINGTON MONEY MARKET TRUST
                              ING MONEY MARKET FUND

                                 JANUARY 7, 2005

                          ING CLASSIC MONEY MARKET FUND

                                TABLE OF CONTENTS

INTRODUCTION..................................................................................................    1

SUMMARY.......................................................................................................    2

   The Proposed Reorganizations...............................................................................    2
   Comparison of Investment Objectives and Strategies.........................................................    4
   Comparison of Fund Characteristics.........................................................................    6
   Relative Performance.......................................................................................    7
   Performance of ING Classic Money Market Fund...............................................................    8
   Comparison of Investment Techniques and Principal Risks of Investing in the Funds..........................   10

COMPARISON OF FEES AND EXPENSES...............................................................................   11

   Management Fees............................................................................................   11
   Sub-Adviser Fees...........................................................................................   11
   Administration Fees........................................................................................   11
   Distribution and Service Fees..............................................................................   11
   Expense Limitation Arrangements............................................................................   11
   Expense Tables.............................................................................................   12
   General Information........................................................................................   16
   Material Differences in Rights of Disappearing Funds' Shareholders and Surviving Fund's Shareholders.......   16

INFORMATION ABOUT THE REORGANIZATIONS.........................................................................   17

   The Reorganization Agreements..............................................................................   17
   Reasons for the Reorganizations............................................................................   17
   Boards' Considerations.....................................................................................   18
   Tax Considerations.........................................................................................   18
   Expenses of the Reorganizations............................................................................   18

ADDITIONAL INFORMATION ABOUT THE FUNDS........................................................................   19

   Form of Organization.......................................................................................   19
   Distributor................................................................................................   19
   Dividends and Other Distributions..........................................................................   19
   Capitalization.............................................................................................   19

GENERAL INFORMATION ABOUT THE PROXY STATEMENT.................................................................   21

   Solicitation of Proxies....................................................................................   21
   Voting Rights..............................................................................................   21
   Other Matters to Come Before the Special Meeting...........................................................   21
   Shareholder Proposals......................................................................................   21
   Reports to Shareholders....................................................................................   21

APPENDICES....................................................................................................  A-E

   Portfolio Manager's Report for ING Classic Money Market Fund...............................................  A-1
   Form of Agreement and Plan of Reorganization (ING Lexington Money Market Trust)............................  B-1
   Form of Agreement and Plan of Reorganization (ING Money Market Fund).......................................  B-2
   Additional Information Regarding ING Classic Money Market Fund.............................................  C-1
   Additional ING Funds Offered...............................................................................  D-2
   Security Ownership of Certain Beneficial and Record Owners.................................................  E-2

                         PROXY STATEMENT/PROSPECTUS FOR
                        ING LEXINGTON MONEY MARKET TRUST
                              ING MONEY MARKET FUND
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034

                                 JANUARY 7, 2005

                          ING CLASSIC MONEY MARKET FUND
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                                  INTRODUCTION

      This Proxy Statement/Prospectus is being furnished to you in connection with a special meeting of shareholders of ING Lexington Money Market Trust ("Lexington Money Market Trust") and ING Money Market Fund ("Money Market Fund") (each a "Disappearing Fund," and collectively, the "Disappearing Funds") to be held on February 24, 2005 ("Special Meeting"). As more fully described in this Proxy Statement, the purpose of the Special Meeting is to vote on the proposed reorganizations (each a "Reorganization," and collectively, the "Reorganizations") of Lexington Money Market Trust and Money Market Fund with and into ING Classic Money Market Fund ("Surviving Fund") (each a "Fund" and collectively, the "Funds").

      Under the Agreements and Plans of Reorganization (each a "Reorganization Agreement," and collectively, the "Reorganization Agreements"), each Disappearing Fund would transfer its assets to the Surviving Fund in exchange for shares of beneficial interest of the Surviving Fund and the assumption by the Surviving Fund of each Disappearing Fund's known liabilities as of the effective date of the Reorganization. Surviving Fund shares would then be distributed to shareholders of each Disappearing Fund so that each shareholder would receive a number of full and fractional shares of the Surviving Fund equal to the aggregate value of the number of shares of each Disappearing Fund held by such shareholder. As a result of each Reorganization, each Disappearing Fund will distribute shares of the Surviving Fund in liquidation of each Disappearing Fund, respectively, on March 12, 2005, or such other date as the parties may agree ("Closing Date").

      Because you, as shareholders of one or both of the Disappearing Funds, are each being asked to approve a Reorganization Agreement that will result in a transaction in which you ultimately hold shares of ING Classic Money Market Fund, this Proxy Statement also serves as a Prospectus for ING Classic Money Market Fund. ING Classic Money Market Fund is a diversified, open-end management investment company, which seeks to provide investors with a high level of current income, consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share, as described more fully below.


      This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that shareholders of each Disappearing Fund should know before voting on each Reorganization Agreement. A Statement of Additional Information ("SAI") relating to this Proxy Statement dated January 7, 2005 containing additional information about the Reorganizations and the parties thereto, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Funds, see the Class A, B, C and M Fixed Income Prospectus for Money Market Fund and ING Classic Money Market Fund, dated August 1, 2004, and the Class A Prospectus for Lexington Money Market Trust, dated August 1, 2004. The combined SAI for the Funds, dated August 1, 2004, is incorporated herein by reference. Each Fund also provides periodic reports to its shareholders, which highlight certain important information about the Funds, including investment results and financial information. The Annual Report for each Fund, dated March 31, 2004, is incorporated herein by reference. For a copy of the current prospectus, SAI, annual report and semi-annual report for either of the Funds without charge, or for a copy of the SAI relating to the Proxy Statement/Prospectus, contact the Funds at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.


      You can copy and review information about each Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

      You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreements, which are attached hereto as APPENDICES B-1 and B-2. Also, you should consult the Class A, B, C and M Fixed Income Funds Prospectus, dated August 1, 2004, for more information about the ING Classic Money Market Fund.

THE PROPOSED REORGANIZATIONS

      At a meeting held on September 2, 2004, the Board of Trustees of each Disappearing Fund, respectively, approved each Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreements provide for:

- the transfer of all of the assets of each Disappearing Fund in exchange for shares of beneficial interest of the Surviving Fund;

- the assumption by the Surviving Fund of all of the liabilities of each Disappearing Fund known as of the Closing Date;

- the distribution of the Surviving Fund's shares to the shareholders of each Disappearing Fund; and

-     the complete liquidation of each Disappearing Fund.

      As a result of the Reorganizations, each owner of shares of each class of the Disappearing Funds would become a shareholder of the same class of shares of ING Classic Money Market Fund. The Reorganizations are expected to be effective on March 12, 2005, or such other date as the parties may agree (the "Closing Date").

      Each Shareholder will hold, immediately after the Closing Date, shares of the corresponding class of the Surviving Fund having an aggregate value equal to the aggregate value of the shares of the class of each Disappearing Fund's shares held by that shareholder as of the Closing Date.

In considering whether to approve each Reorganization, you should note that:

-     the Funds have substantially similar investment objectives and strategies;

- the Surviving Fund is the larger fund, and the Disappearing Funds are both very small (net assets of $428 million for the Surviving Fund versus $43 million each for Lexington Money Market Trust and Money Market Fund, effective September 30, 2004);

- the investment adviser, sub-adviser and portfolio management team for each Fund are identical and will remain unchanged if the Reorganizations are approved. ING Investments, LLC ("ING Investments") is the investment adviser for the Funds, and ING Investment Management Co. ("ING IM") serves as the sub-adviser. All three Funds are currently managed by a team of investment professionals led by David S. Yealy, and the same team would continue to manage the Surviving Fund if the Reorganizations are approved;

- the proposed Reorganizations are designed to reduce a redundancy in the ING Fund complex, thereby eliminating inefficiencies arising from having similar portfolios in the same fund group and confusion about overlapping funds;

- both existing and prospective shareholders would benefit from the proposed Reorganizations through an increase in asset size of the Surviving Fund;

- the three-year and five-year performance of the ING Classic Money Market Fund is superior to that of the Lexington Money Market Trust and Money Market Fund;

- the Surviving Fund will have a higher distribution (12b-1) fee for Class A shares (0.75% versus 0.25% for Money Market Fund and no fee for Lexington Money Market Trust), however, ING Funds Distributor, LLC has agreed to waive up to 0.40% of the distribution (12b-1) fee for Class A shares of the Surviving Fund, as described more fully below;

- the Surviving Fund will have a lower management fee (0.25% for Surviving Fund versus 0.35% for Money Market Fund and 0.50% for the Lexington Money Market Trust); and

- the proposed Reorganizations are expected to result in lower net operating expenses per share after management subsidies for all Classes of both Disappearing Funds, except Class A shares of Money Market Fund, which currently benefits from voluntary expense reimbursements. For example, the total operating expenses before and after the mergers, expressed as a percentage of net asset value per share of each Class of each Fund, based on the twelve-month period ended September 30, 2004, are as follows:

GROSS EXPENSES BEFORE THE REORGANIZATIONS

                                                           CLASS A   CLASS B   CLASS C
                                                           -------   -------   -------
Lexington Money Market Trust                                  0.80%      N/A       N/A
Money Market Fund                                             1.01%      1.77%    1.77%
ING Classic Money Market Fund                                 1.12%      1.37%    1.37%

NET EXPENSES BEFORE THE REORGANIZATION (AFTER FEE WAIVERS)

                                                           CLASS A   CLASS B   CLASS C
                                                           -------   -------   -------
Lexington Money Market Trust                                  0.80%      N/A       N/A
Money Market Fund(1)                                          0.60%      1.34%    1.34%
ING Classic Money Market Fund(2) (3)(4)                       0.77%      1.08%    1.08%

AFTER THE REORGANIZATION: PRO FORMA

                                                           CLASS A   CLASS B   CLASS C
                                                           -------   -------   -------
Gross estimated expenses of Surviving Fund                    1.11%     1.36%     1.36%
Net estimated expenses of Surviving Fund(2) (5)               0.77%     1.07%     1.07%

------------------
(1) Includes voluntary reimbursements of expenses made by ING Investments. If voluntary waivers of 0.41%, 0.43% and 0.43% would have been excluded, net expenses would be 1.01%, 1.77% and 1.77% for Classes A, B and C, respectively.

(2) ING Funds Distributor, LLC has agreed to waive up to 0.40% of the Distribution Fee for Class A Shares of the Fund. The fee waiver will continue until at least March 31, 2006.

(3) Includes voluntary waivers of class specific expenses made by ING Funds Distributor, LLC. If voluntary waivers of 0.29% and 0.29% would have been excluded, net expenses would be 1.37% and 1.37% for Classes B and C, respectively.

(4) ING Investments has entered into an expense limitation agreement that limits expenses for ING Classic Money Market Fund to annual rates of 0.77%, 1.41% and 1.41% for Class A, Class B and Class C shares, respectively. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. The current expense limitation agreement provides that it will remain in effect through at least August 1, 2006. There is no assurance that the expense limitation agreements will remain in effect after this date. Under the terms of the current expense limitation agreement, ING Investments is entitled to recoup from ING Classic Money Market Fund any such investment advisory fees waived or reduced and any such payments made under certain circumstances, as described in the current expense limitation agreement.

(5) Includes voluntary waivers of class specific expenses made by ING Funds Distributor, LLC. If voluntary waivers of 0.29% and 0.29% would have been excluded, net expenses would be 1.36% and 1.36% for Classes B and C, respectively.

      Approval of the Reorganization Agreement requires, if a quorum is present at the Special Meeting, a vote of the lesser of: (i) 67% or more of the voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of each Disappearing Fund are present, in person or by proxy, at the Special Meeting; or (ii) more than 50% of the outstanding voting securities of each Disappearing Fund.

      AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF EACH DISAPPEARING FUND, RESPECTIVELY, UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATIONS. THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATIONS.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

      The following summarizes the investment objective, strategies and management differences, if any, between the Funds.

                  LEXINGTON MONEY MARKET TRUST             MONEY MARKET FUND          ING CLASSIC MONEY MARKET FUND
                       (DISAPPEARING FUND)                (DISAPPEARING FUND)               (SURVIVING FUND)
             --------------------------------------    ---------------------------    -----------------------------
INVESTMENT   -   Seeks a high level of current         -   Seeks a high level of      -   Seeks a high level of
OBJECTIVE        income from short-term                    current income as is           current income,
                 investments as is consistent              consistent with the            consistent with the
                 with the preservation of capital          preservation of capital        preservation of capital
                 and liquidity.                            and liquidity.                 and liquidity.

INVESTMENT   -   The Fund will operate as a            -   Same.                      -   Same.
STRATEGIES       diversified fund and invest in a
                 portfolio of high-quality, U.S.
                 dollar denominated short-term
                 debt obligations, which are
                 determined by the Sub-Adviser to
                 present minimal credit risks.

             -   Portfolio investments of the
                 Fund are valued based on the
                 amortized cost valuation method
                 pursuant to Rule 2a-7 under the
                 Investment Company Act of 1940.
                 Obligations in which the Fund
                 invests generally have remaining
                 maturities of 397 days or less,
                 although upon satisfying certain
                 conditions of Rule 2a-7, the
                 Fund may, to the extent
                 otherwise permissible, invest in
                 instruments subject to
                 repurchase agreements and
                 certain variable and floating
                 rate obligations that bear
                 longer final maturities. The
                 dollar-weighted average
                 portfolio maturity of the Fund
                 will not exceed 90 days.

             -   The Fund will invest in
                 obligations permitted to be
                 purchased under Rule 2a-7
                 including, but not limited to,
                 (i) U.S. Government securities
                 and obligations of its agencies
                 or instrumentalities; (ii)
                 commercial paper,
                 mortgage-backed and asset-backed
                 securities, guaranteed
                 investment contracts, loan
                 participation interests, medium
                 term notes, and other promissory
                 notes, including floating and
                 variable rate obligations; and
                 (iii) the following domestic,
                 Yankeedollar and Eurodollar
                 obligations: certificates of
                 deposit, time deposits, bankers
                 acceptances, commercial paper,
                 and other promissory notes,
                 including floating and variable
                 rate obligations issued by U.S.
                 or foreign bank holding
                 companies and their bank
                 subsidiaries, branches and
                 agencies. The Fund may invest
                 more than 25% of its total
                 assets in instruments issued by
                 domestic banks.

             -   The Fund may purchase
                 securities on a when-issued
                 basis and purchase or sell them
                 on a forward commitment basis.
                 The Fund may also invest in

                  LEXINGTON MONEY MARKET TRUST             MONEY MARKET FUND          ING CLASSIC MONEY MARKET FUND
                       (DISAPPEARING FUND)                (DISAPPEARING FUND)               (SURVIVING FUND)
             --------------------------------------    ---------------------------    -----------------------------
                 variable rate master demand
                 obligations, which are unsecured
                 demand notes that permit the
                 underlying indebtedness to vary,
                 and provide for periodic
                 adjustments in the interest
                 rate. The Fund may enter into
                 repurchase agreements.

             -   In choosing investments for
                 the Fund, the Sub-Adviser
                 employs a highly disciplined,
                 four step investment process
                 designed to ensure preservation
                 of capital and liquidity as well
                 as adherence to regulatory
                 requirements. The four steps
                 are: (i) a formal list of
                 high-quality issuers is actively
                 maintained;  (ii) securities of
                 issuers on the approved list
                 which meet maturity guidelines
                 and are rated first tier (i.e.,
                 they are given the highest
                 short-term rating by at least
                 two nationally recognized
                 statistical rating
                 organizations, or by a single
                 rating organization if a
                 security is rated only by that
                 organization, or are determined
                 to be of comparable quality by
                 the Sub-Adviser pursuant to
                 guidelines approved by the
                 Fund's Board of Trustees) are
                 selected for investment; (iii)
                 diversification is continuously
                 monitored to ensure that
                 regulatory limits are not
                 exceeded; and (iv) portfolio
                 maturity decisions are made
                 based upon expected cash flows,
                 income opportunities available
                 in the market and expectations
                 of future interest rates.

INVESTMENT       ING Investments, LLC                  ING Investments, LLC                ING Investments, LLC
ADVISER

SUB-ADVISER      ING Investment Management Co.         ING IM                              ING IM
                 ("ING IM")

PORTFOLIO        Team of investment professionals      Team of investment                  Team of investment
MANAGERS         led by David S. Yealy                 professionals led by David S.       professionals led by David S.
                                                       Yealy                               Yealy

      As you can see from the chart above, there are relatively no differences in the investment strategies of the Funds.

COMPARISON OF FUND CHARACTERISTICS

         The following table compares certain characteristics of the Funds as of September 30, 2004:

                                          LEXINGTON MONEY MARKET                                      ING CLASSIC MONEY MARKET
                                                  TRUST                    MONEY MARKET FUND                    FUND
                                        --------------------------    ---------------------------    --------------------------
Net Assets                              $               43,004,634    $                43,014,304    $              428,113,130
Number of Holdings                                              91                             91                            96
Average Dollar Weighted Duration                                51                             49                            48
(Days)
Average Dollar Weighted Rating                             A-1/P-1                        A-1/P-1                       A-1/P-1
As a Percentage of Net Assets:
  Corporate Bonds/Notes                                       27.8%                          30.7%                         30.2%
  U.S. Government Securities                                  12.1%                          10.6%                         10.3%
  Certificates of Deposit                                     11.5%                          11.0%                         11.0%
  Collateralized Mortgage Obligations                          6.1%                           6.8%                          5.7%
  Repurchase Agreements                                        6.5%                           6.9%                          4.9%
  Instruments Rated A-1, P-1, AAA,
  Aaa (Highest Quality)                                      100.0%                         100.0%                        100.0%
  Instruments Not in Highest Rating
  Categories                                                   0.0%                           0.0%                          0.0%

Top 10 Holdings (as a % of Net Assets)
                                        Repurchase Agreements  6.5%   Repurchase Agreements   6.9%   Repurchase Agreements  4.9%

                                        Wal-Mart Stores, Inc.,        Wal-Mart Stores, Inc.,         Crown Point Capital
                                        1.698% due 2/22/05     3.5%   1.698% due 2/22/05      3.3%   Co., 2.050%, due
                                                                                                     3/8/05                 3.1%

                                        Preferred Receivable          Money Market Trust             Preferred Receivable
                                        Funding, Corp.,               Series A, 1.835%, due          Funding, Corp.,
                                        1.260%, due 10/4/04    3.1%   10/7/05                 3.0%   1.260%, due 10/4/04    3.1%

                                        Crown Point Capital           Crown Point Capital            Wal-Mart Stores,
                                        Co., 2.050%, due              Co., 2.050%, due               Inc., 1.698% due
                                        3/8/05                 3.0%   3/8/05                  3.0%   2/22/05                2.6%

                                        Money Market Trust            Verizon Global                 Money Market Trust
                                        Series A, 1.835%, due         Funding, 1.990%, due           Series A, 1.835%,
                                        10/7/05                2.3%   10/14/05                2.7%   due 10/7/05            2.1%

                                        General Electric              General Electric
                                        Capital Corp.,                Capital Corp.,                 Wells Fargo & Co.,
                                        2.005%, due 3/15/05    2.1%   1.838%, due 10/7/05     2.3%   1.619%, due 10/1/04    2.1%

                                        Verizon Global                                               Verizon Global
                                        Funding, 1.990%, due          Wachovia Corp.,                Funding, 1.990%,
                                        10/14/05               2.0%   2.230%, due 3/31/05     1.9%   due 10/14/05           1.9%

                                        HBOS Treasury                 HBOS Treasury
                                        Services PLC,                 Services PLC,                  Morgan Stanley,
                                        1.961%, due 10/24/04   1.6%   1.961%, due 10/24/04    1.9%   1.650%, due 10/14/04   1.6%

                                                                      HBOS Treasury                  Thunder Bay
                                        Barclays Bank PLC,            Services PLC,                  Funding, Inc.,
                                        1.913%, due 2/3/05     1.5%   1.640%, due 11/1/05     1.6%   1.510%, due 11/8/04    1.6%

                                        Monument Gardens
                                        Funding LLC, 1.760%,          Barclays Bank PLC,             Barclays Bank PLC,
                                        due 12/1/04            1.5%   1.913%, due 2/3/05      1.5%   1.913%, due 2/3/05     1.5%

RELATIVE PERFORMANCE

      The following table shows, for the periods shown, the (unaudited) average annual total return for: (i) Class A shares of Lexington Money Market Trust;
(ii) Class A shares of Money Market Fund; and (iii) Class A Shares of ING Classic Money Market Fund. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Each Fund's past performance is not an indication of its future performance.

 CALENDAR     LEXINGTON MONEY                  ING CLASSIC
YEAR/PERIOD       MARKET        MONEY MARKET   MONEY MARKET
   ENDED         TRUST (1)          FUND           FUND
-----------   ---------------   ------------   ------------
  12/31/95               3.35%          N/A             N/A
  12/31/95               5.06%          N/A             N/A
  12/31/96               4.50%          N/A             N/A
  12/31/97               4.68%          N/A             N/A
  12/31/98               4.64%          N/A             N/A
  12/31/99               4.34%          N/A            4.64%
  12/31/00               5.57%          5.18%          5.88%
  12/31/01               3.14%          3.10%          3.81%
  12/31/02               0.79%          0.77%          1.26%
  12/31/03               0.39%          0.75%          0.52%

-----------------
(1) Prior to July 26, 2000, Lexington Management Corporation served as investment adviser to the Lexington Money Market Trust. Effective, July 31, 2000, the Lexington Money Market Trust's outstanding shares were classified as Class A shares.

PERFORMANCE OF ING CLASSIC MONEY MARKET FUND

      The following bar chart and tables provide an indication of the risks of investing in ING Classic Money Market Fund. The bar chart shows (on a calendar year basis) changes in ING Classic Money Market Fund's annual total return from year to year. The information in the bar chart is based on the performance of the Class A shares of the Fund. ING Classic Money Market Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

                       CALENDAR YEAR-BY-YEAR RETURNS(1)(2)

                                  [BAR GRAPH]

------------------
(1)   The figures are for the years ended December 31 of each year.

(2) During the periods shown in the chart, the Fund's best quarterly performance was up 1.52% for the quarter-ended December 31, 2000, and the Fund's worst quarterly performance was up 0.10% for the quarter-ended September 30, 2003. The ING Classic Money Market Fund's year-to-date total return as of September 30, 2004 was 0.39%.

      The following table shows what the average annual total returns of ING Classic Money Market Fund would equal if you averaged out actual performance over various lengths of time assuming that a shareholder paid the maximum contingent deferred sales charge.

ING CLASSIC MONEY MARKET FUND - AVERAGE ANNUAL TOTAL RETURNS for the period ended December 31, 2003

                    1 YEAR              5 YEAR       10 YEARS (OR LIFE OF CLASS)(1)
                    ------              ------       ----------------------------
Class A              0.52%               3.19%                  3.20%
Class B(2)          (4.86)%              2.22%                  2.41%
Class C(3)          (0.86)%              2.57%                  2.58%

-------------------
(1) Class A, Class B and Class C shares of the Fund commenced operations on December 15, 1998.

(2) Reflects deduction of deferred sales charge of 5.00%, 2.00% and 1.00%, respectively, for 1 year, 5 year and Life of the Class returns.

(3)   Reflects deduction of deferred sales charge of 1% for 1-year return.

The Fund's seven-day yields as of December 31, 2003 for the Classes A, B and C shares were 0.38%, 0.14% and 0.14%, respectively. The seven-day yield represents the average daily dividends for the seven days, annualized by 365 and divided by the net asset values per share at the end of the period.

The Fund's seven-day effective yields as of December 31, 2003 for the Classes A, B and C shares were 0.38%, 0.14% and 0.14%, respectively. The seven-day effective yield (also an annualized figure) assumes that dividends are reinvested and compounded. For the Fund's current seven-day yield and current seven-day effective yield, call the Fund at (800) 992-0180.

      The following table shows the performance of ING Classic Money Market Fund if sales charges are not reflected.

ING CLASSIC MONEY MARKET FUND - AVERAGE ANNUAL TOTAL RETURNS for the period ended December 31, 2003

                     1 YEAR              5 YEAR          10 YEARS (OR LIFE OF CLASS)(1)
                     ------              ------          ---------------------------
Class A               0.52%               3.19%                      3.20%
Class B               0.14%               2.58%                      2.59%
Class C               0.14%               2.57%                      2.58%

-----------------
(1) Class A, Class B and Class C shares of the Fund commenced operations on December 15, 1998.

The Fund's seven-day yields as of December 31, 2003 for the Classes A, B and C shares were 0.38%, 0.14% and 0.14%, respectively. The seven-day yield represents the average daily dividends for the seven days, annualized by 365 and divided by the net asset values per share at the end of the period.

The Fund's seven-day effective yields as of December 31, 2003 for the Classes A, B and C shares were 0.38%, 0.14% and 0.14%, respectively. The seven-day effective yield (also an annualized figure) assumes that dividends are reinvested and compounded. For the Fund's current seven-day yield and current seven-day effective yield, call the Fund at (800) 992-0180.

      For a discussion by the Adviser regarding the performance of ING Classic Money Market Fund for the semi-annual period ended September 30, 2004, see APPENDIX A to this Proxy Statement/Prospectus. Additional information about ING Classic Money Market Fund is included in APPENDIX C to this Proxy
Statement/Prospectus.

COMPARISON OF INVESTMENT TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE
FUNDS

      Because the Funds have investment objectives and policies that are the same in many respects, the risks of investing in ING Classic Money Market Fund are similar to the risks of investing in Lexington Money Market Trust and Money Market Fund, respectively. The following summarizes the principal investment techniques and risks of investing in the Funds.

Risks Particular to Money Market Funds. An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund also is subject to the risks associated with investing in debt securities.

Changes In Interest Rates. Money market funds, like each of the Funds, are subject to less interest rate risk than other income funds because they invest in debt securities with a remaining maturity not greater than 397 days*. Still, the value of the Fund's investments may fall when interest rates rise.

Credit Risk. Money market funds, like each of the Funds, are subject to less credit risk than other income funds because they invest in short-term debt securities of the highest quality. Still, the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

U.S. Government Securities. Each Fund will primarily invest in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some of the securities purchased by the Fund are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. Examples include direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes and bonds, as well as indirect obligations of the U.S. Treasury such as obligations of various agencies, including the Government National Mortgage Association, the Small Business Administration, the Maritime Administration, the Farmers Home Administration and the Department of Veterans Affairs.

Other agencies and instrumentalities of the U.S. government issued securities that are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Such agencies include the Federal Financing Bank, The Federal Home Loan Banks and the U.S. Postal Services. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself, but are given additional support due to the U.S. Treasury's authority to purchase their outstanding debt obligations. These U.S. government sponsored enterprises or agencies include the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association. No assurance can be given that the U.S. government would provide financial support to such agencies if needed, as securities issued by these agencies are neither guaranteed nor insured by the U.S. government.

Risk of Concentration in Banking Loan Obligations. The risks of concentrating in investments in the banking industry include credit risk, interest rate risks, and regulatory risk (the impact of state or federal legislation and regulations).

Risk of Foreign Investing. Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions that might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Further, adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

------------
* All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less.

                         COMPARISON OF FEES AND EXPENSES

      The following discussion describes and compares the fees and expenses of the Funds. For further information on the fees and expenses of ING Classic Money Market Fund, see "Appendix C: Additional Information Regarding ING Classic Money Market Fund."

MANAGEMENT FEES

      Lexington Money Market Trust currently pays a management fee of 0.50% on the first $500 million of the Fund's average daily net assets; and 0.45% on the Fund's average daily net assets over $500 million. Money Market Fund currently pays a management fee of 0.35% of the Fund's average daily net assets. ING Classic Money Market Fund currently pays a management fee of 0.25% of the Fund's average daily net assets. If the Reorganizations are approved, the combined ING Classic Money Market Fund will pay a management fee of 0.25% of the Fund's average daily net assets.

SUB-ADVISER FEES

      Additionally, for each Fund, ING Investments pays ING IM a sub-advisory fee of: (i) 0.2250% on the first $500 million of the Lexington Money Market Trust's average daily net assets, and 0.2025% on the Fund's average daily net assets over $500 million; (ii) 0.1575% of Money Market Fund's average daily net assets; and (iii) 0.1125% of the ING Classic Money Market Fund's average daily net assets. If the Reorganizations are approved, ING Investments will pay to ING IM a sub-advisory fee of 0.1125% of the Fund's average daily net assets.

ADMINISTRATION FEES

      Lexington Money Market Trust and Money Market Fund pay an administration fee of 0.10% of the Fund's average daily net assets for each Class of Shares. ING Classic Money Market Fund does not pay an administration fee.

DISTRIBUTION AND SERVICE FEES

      Each Fund pays the distribution (12b-1) and service fees for each Class of shares as described below in the table entitled "Annual Fund Operating Expenses."

EXPENSE LIMITATION AGREEMENTS

      ING Investments has entered into an expense limitation agreement that limits expenses for ING Classic Money Market Fund to annual rates of 0.77%, 1.41% and 1.41% for Class A, Class B and Class C shares, respectively. The expense limitation agreement is contractual and shall renew automatically for one-year terms, unless ING Investments provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. The current expense limitation agreement provides that it will remain in effect through at least August 1, 2006. There is no assurance that the expense limitation agreements will remain in effect after this date. Under the terms of the current expense limitation agreement, ING Investments is entitled to recoup from ING Classic Money Market Fund any such investment advisory fees waived or reduced and any such payments made under certain circumstances, as described in the current expense limitation agreement.

EXPENSE TABLES

      There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Funds. The following table shows the transaction fees on new investments for Class A shares of Lexington Money Market Trust.

                      TRANSACTION FEES ON NEW INVESTMENTS
                    (fees paid directly from your investment)


                                                                               CLASS A
                                                                               -------
Maximum sales charge (load) imposed on purchases (as a percentage of
offering price)                                                                  none

Maximum deferred sales charge (load) (as a percentage of the lower of
original purchase price or redemption proceeds)                                  none




      The following table shows the transaction fees on new investments for Class A, Class B and Class C shares of ING Classic Money Market Fund and Money Market Fund.


                       TRANSACTION FEES ON NEW INVESTMENTS
                    (fees paid directly from your investment)

                                                                               CLASS A         CLASS B        CLASS C
                                                                               -------         -------        -------
Maximum sales charge (load) imposed on purchases (as a percentage of
offering price)                                                                  none           none            none

Maximum deferred sales charge (load) (as a percentage of the lower of
original purchase price or redemption proceeds)                                 none(1)        5.00%(2)        1.00%(3)

----------------
(1) A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See, "Class A
      Shares: Offered Without Sales Charge" in APPENDIX C.

(2) Imposed upon redemptions within 6 years from purchase. Fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales Alternative" in APPENDIX C.

(3)   Imposed upon redemptions within 1 year from purchase.

           The following tables show the current expenses of each of the Funds and estimated pro forma expenses giving effect to: (i) the proposed Reorganization of Lexington Money Market Trust into ING Classic Money Market Fund (assumes Reorganization of Money Market Fund does not occur); (ii) the proposed Reorganization of Money Market Fund into ING Classic Money Market Fund (assumes Reorganization of Lexington Money Market Trust does not occur); and
(iii) the proposed Reorganization of Lexington Money Market Trust and Money Market Fund into ING Classic Money Market Fund. Expenses are based upon the annual operating expenses incurred by Class A, Class B and Class C shares (as applicable) of the Funds for the period ended September 30, 2004. Pro forma fees show estimated fees of the Surviving Fund after giving effect to each proposed Reorganization as adjusted to reflect changes in contractual charges. Pro forma numbers are estimated in good faith and are hypothetical.

      ANNUAL FUND OPERATING EXPENSES AS OF SEPTEMBER 30, 2004 (UNAUDITED)
            (expenses that are deducted from Fund assets, shown as a
               ratio of expenses to average daily net assets)(1)


                                                        DISTRIBUTION                 TOTAL         WAIVERS,
                                                        (12b-1) AND                  FUND      REIMBURSEMENTS
                                          MANAGEMENT    SHAREHOLDER      OTHER     OPERATING         AND            NET
                                             FEES      SERVICING FEES   EXPENSES   EXPENSES    RECOUPMENT(2)(3)  EXPENSES
                                          ----------   --------------   --------   ---------   ---------------   --------
CLASS A

  Lexington Money Market Trust               0.50%           N/A          0.30%(4)   0.80%            --          0.80%
  Money Market Fund                          0.35%          0.25%         0.41%(4)   1.01%            --          1.01%(5)
  ING Classic Money Market Fund              0.25%          0.75%         0.12%      1.12%         (0.35)%        0.77%

  Surviving Fund After the
  Reorganization with Lexington Money
  Market Trust
  (Estimated Pro Forma)                      0.25%          0.75%         0.11%      1.11%         (0.34)%        0.77%

  Surviving Fund After the
  Reorganization with Money Market Fund
  (Estimated Pro Forma)                      0.25%          0.75%         0.11%      1.11%         (0.34)%        0.77%


  Surviving Fund After the
  Reorganization with Both Disappearing
  Funds
  (Estimated Pro Forma)                      0.25%          0.75%         0.11%      1.11%         (0.34)%        0.77%

CLASS B

  Lexington Money Market Trust                N/A            N/A           N/A        N/A            N/A           N/A
  Money Market Fund                          0.35%          1.00%         0.42%(4)   1.77%            --          1.77%(5)
  ING Classic Money Market Fund              0.25%          1.00%         0.12%      1.37%            --          1.37%(6)

  Surviving Fund After the
  Reorganization with Lexington Money
  Market Trust
  (Estimated Pro Forma)                      0.25%          1.00%         0.11%      1.36%            --          1.36%

  Surviving Fund After the
  Reorganization with Money Market Fund
  (Estimated Pro Forma)                      0.25%          1.00%         0.11%      1.36%            --          1.36%

  Surviving Fund After the
  Reorganization with Both Disappearing
  Funds
  (Estimated Pro Forma)                      0.25%          1.00%         0.11%      1.36%            --          1.36%

CLASS C

  Lexington Money Market Trust                N/A            N/A           N/A        N/A            N/A           N/A
  Money Market Fund                          0.35%          1.00%         0.42%(4)   1.77%            --          1.77%(5)
  ING Classic Money Market Fund              0.25%          1.00%         0.12%      1.37%            --          1.37%(6)

  Surviving Fund After the
  Reorganization with Lexington Money
  Market Trust
  (Estimated Pro Forma)                      0.25%          1.00%         0.11%      1.36%            --          1.36%

                                                        DISTRIBUTION                 TOTAL         WAIVERS,
                                                        (12b-1) AND                  FUND      REIMBURSEMENTS
                                          MANAGEMENT    SHAREHOLDER      OTHER     OPERATING         AND            NET
                                             FEES      SERVICING FEES   EXPENSES   EXPENSES    RECOUPMENT(2)(3)  EXPENSES
                                          ----------   --------------   --------   ---------   ---------------   --------
  Surviving Fund After the
  Reorganization with Money Market Fund
  (Estimated Pro Forma)                    0.25%          1.00%         0.11%       1.36%           --            1.36%


  Surviving Fund After the
  Reorganization with Both Disappearing
  Funds
  (Estimated Pro Forma)                    0.25%          1.00%         0.11%       1.36%           --            1.36%

--------------------
(1)   The fiscal year end for each Fund is March 31.

(2) ING Investments has entered into an expense limitation agreement that limit expenses for ING Classic Money Market Fund to annual rates of 0.77%, 1.41% and 1.41% for Class A, Class B and Class C shares, respectively. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. The current expense limitation agreement provides that it will remain in effect through at least August 1, 2006. There is no assurance that the expense limitation agreements will remain in effect after this date. Under the terms of the current expense limitation agreement, the Adviser is entitled to recoup from ING Classic Money Market Fund any such investment advisory fees waived or reduced and any such payments made under certain circumstances, as described in the current expense limitation agreement.

(3) ING Funds Distributor, LLC has agreed to waive up to 0.40% of the Distribution Fee for Class A Shares of the ING Classic Money Market Fund. The fee waiver will continue until at least March 31, 2006.


(4) ING Funds Services, LLC receives an annual administration fee equal to 0.10% respectively, of the average daily net assets of the Lexington Money Market Trust and Money Market Fund.


(5) Excludes voluntary reimbursements of expenses made by ING Investments during the period ended September 30, 2004. These voluntary reimbursements were in addition to contractual obligations under the expense limitation agreement and there is no certainty that these reimbursements will occur in the future. If voluntary waivers of 0.41%, 0.43% and 0.43% would have been included, net expenses would be 0.60%, 1.34% and 1.34% for Classes A, B and C, respectively.

(6) Excludes voluntary waiver of class specific expenses made by ING Funds Distributor during the period ended September 30, 2004. These voluntary reimbursements were in addition to contractual obligations under the expense limitation agreement and there is no certainty that these reimbursements will occur in the future. If voluntary waivers of 0.29% and 0.29% had been included, net expenses would be 1.08% and 1.08% for Classes B and C, respectively.

      Examples. The following examples are intended to help you compare the cost of investing in the Funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based upon the above assumptions, you would pay the following expenses if you redeemed your shares. Your actual costs may be higher or lower.

                             LEXINGTON MONEY MARKET TRUST                               MONEY MARKET FUND
                             ----------------------------                               -----------------
                    1 YEAR      3 YEARS      5 YEARS      10 YEARS        1 YEAR      3 YEARS      5 YEARS      10 YEARS
                    ------      -------      -------      --------        ------      -------      -------      --------
CLASS A             $   82      $   255      $   444      $    990        $  103      $   322      $   558      $  1,236
CLASS B                N/A          N/A          N/A           N/A           680      $   857      $ 1,159      $  1,883*
CLASS C                N/A          N/A          N/A           N/A           280      $   557      $   959      $  2,084


                             ING CLASSIC MONEY MARKET FUND
                             -----------------------------
                    1 YEAR      3 YEARS      5 YEARS      10 YEARS
                    ------      -------      -------      --------
CLASS A(1)          $   79      $   321      $   583      $  1,332
CLASS B             $  639      $   734      $   950      $  1,578*
CLASS C             $  239      $   434      $   750      $  1,646

                            ESTIMATED PRO FORMA: THE FUNDS
                                      COMBINED**
                                      ----------
                    1 YEAR      3 YEARS      5 YEARS      10 YEARS
                    ------      -------      -------      --------
CLASS A(1)          $  79       $   319      $   579      $  1,321
CLASS B             $ 638       $   731      $   945      $  1,567*
CLASS C             $ 238       $   431      $   745      $  1,635

      You would pay the following expenses if you did not redeem your shares:

                             LEXINGTON MONEY MARKET TRUST                               MONEY MARKET FUND
                             ----------------------------                               -----------------
                    1 YEAR      3 YEARS      5 YEARS      10 YEARS        1 YEAR      3 YEARS      5 YEARS      10 YEARS
                    ------      -------      -------      --------        ------      -------      -------      --------
CLASS A             $   82      $   255      $   444      $    990        $  103      $   322      $   558      $  1,236
CLASS B                N/A          N/A          N/A           N/A        $  180      $   557      $   959      $  1,883*
CLASS C                N/A          N/A          N/A           N/A        $  180      $   557      $   959      $  2,084

                            ING CLASSIC MONEY MARKET FUND
                            -----------------------------
                    1 YEAR      3 YEARS      5 YEARS      10 YEARS
                    ------      -------      -------      --------
CLASS A(1)          $   79      $   321      $   583      $  1,332
CLASS B             $  139      $   434      $   750      $  1,578*
CLASS C             $  139      $   434      $   750      $  1,646

                            ESTIMATED PRO FORMA: THE FUNDS
                                      COMBINED**
                                      ----------
                    1 YEAR      3 YEARS      5 YEARS      10 YEARS
                    ------      -------      -------      --------
CLASS A(1)          $   79      $   319      $   579      $  1,321
CLASS B             $  138      $   431      $   745      $  1,567*
CLASS C             $  138      $   431      $   745      $  1,635

----------------
(1) The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five- and ten-year periods.

* The ten-year calculations for Class B shares assume conversion of the Class B shares to Class A shares at the end of the eighth year following the date of purchase.

**    Estimated.

GENERAL INFORMATION

      Class A, Class B and Class C shares of ING Classic Money Market Fund issued to a shareholder in connection with the Reorganizations will not be subject to an initial sales charge, but will be subject to the same contingent deferred sales charge, if any, applicable to the corresponding Class of shares of each Disappearing Fund held by that shareholder immediately prior to the Reorganizations.

      In addition, the period that the shareholder held shares of each Disappearing Fund will be included in the holding period of ING Classic Money Market Fund shares for purposes of calculating any contingent deferred sales charge. Similarly, Class B shares of ING Classic Money Market Fund issued to a shareholder in connection with the Reorganizations will convert to Class A shares eight years after the date that the Class B shares of each Disappearing Fund were purchased by the shareholder. Purchases of shares of ING Classic Money Market Fund after the Reorganization will be subject to the same sales load structure that is currently in effect for the Disappearing Funds, as described in the table above in the section "Expense Tables."

      Neither the Surviving Fund nor the Disappearing Funds have any redemption fees, exchange fees or sales charges on reinvested dividends.

MATERIAL DIFFERENCES IN RIGHTS OF THE DISAPPEARING FUNDS' SHAREHOLDERS AND SURVIVING FUND'S SHAREHOLDERS

      Each Fund is organized as a series of a Delaware statutory trust and is governed by the same Trust Instrument and By-laws. As such, there are no material differences in the rights of each Fund's shareholders. The Trust Instrument permits the Board of Trustees, without a shareholder vote, to amend the Trust Instrument, except that shareholders have the right to vote on: (i) the election of a Trustee; (ii) the removal of the Trustee (by a vote of at least two-thirds of the outstanding shares); (iii) on any amendment required by law or by the Trust's most current registration statement; (iv) any amendment to section 11.8 of the Trust Instrument, which governs the rights of shareholders to vote on amendments; and (v) any amendment submitted to the shareholders. The Trust Instrument permits the Trustees pursuant to a majority vote to amend the By-laws.

                      INFORMATION ABOUT THE REORGANIZATIONS

THE REORGANIZATION AGREEMENTS

      The terms and conditions under which the proposed transactions may be consummated are set forth in the Reorganization Agreements. Significant provisions of the Reorganization Agreements are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreements, copies of which are attached as APPENDICES B-1 and B-2.

      The Reorganization Agreements provide for the transfer, as of the Closing Date, of all of the assets of each Disappearing Fund in exchange for shares of beneficial interest of the Surviving Fund and the assumption by the Surviving Fund of each Disappearing Fund's liabilities as set forth in that Fund's statement of assets and liabilities as of the Closing Date. Potential liabilities of each Disappearing Fund that are not known as of the Closing Date are not assumed by the Surviving Fund under the terms of the Reorganization Agreement. Shares of the Surviving Fund will then be distributed to shareholders of each Disappearing Fund, as provided for in the Reorganization Agreements. Each Disappearing Fund will then be liquidated.

      Each Class A, Class B and Class C shareholder will hold, immediately after the Closing Date, shares of the corresponding class of the Surviving Fund having an aggregate value equal to the aggregate value of the shares of the corresponding class of the Disappearing Fund held by that shareholder as of the Closing Date. In the interest of economy and convenience, shares of the Surviving Fund generally will not be represented by physical certificates, unless you request the certificates in writing.

      Until the Closing Date, shareholders of each Disappearing Fund will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by the Surviving Fund for the redemption of its shares.

      The obligations of the Funds under the Reorganization Agreements are subject to various conditions, including approval of the shareholders. The Reorganization Agreements also require that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreements. The Reorganization Agreements may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to APPENDICES B-1 and B-2 to review the terms and conditions of the Reorganization Agreements.

REASONS FOR THE REORGANIZATIONS

      The Reorganizations are part of several reorganizations that have taken place among various ING Funds. The ING Funds complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds. ING Investments also believes that the reorganizations may benefit Fund shareholders by resulting in a surviving fund with a greater asset base. This is expected to provide greater investment opportunities for the surviving fund and the potential to take larger portfolio positions.

      The proposed Reorganizations were presented to the Board of Trustees of each Fund for consideration at a meeting held on September 2, 2004. For the reasons discussed below, the Board of Trustees of the Disappearing Funds, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Disappearing Funds, determined that the interests of the shareholders of each Disappearing Fund would not be diluted as a result of the proposed Reorganizations, and that the proposed Reorganizations are in the best interests of each Disappearing Fund and its shareholders. Likewise, for the reasons set forth below, the Board of Trustees of the Surviving Fund, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Surviving Fund, determined that the interests of the shareholders of the Surviving Fund would not be diluted as a result of the proposed Reorganizations, and that the proposed Reorganizations are in the best interests of the Surviving Fund and its shareholders.

      Each Reorganization will allow each Disappearing Fund's shareholders to continue to participate in a professionally managed portfolio that operates as a money market fund. Additionally, as shown in the fee tables above, the proposed Reorganizations are expected to result in lower gross expenses as well as lower net operating expenses (excluding short-term, nonrecurring, reorganization expenses) per share for shareholders of all Classes, except Class A shares of Money Market Fund which currently benefit from voluntary expense reimbursements.

As shareholders of the Surviving Fund, shareholders will be able to continue to exchange into the ING Funds that offer the same Class of shares in which such shareholder is currently invested. A list of the ING Funds and the Classes available after the Reorganization is contained in APPENDIX D.

BOARDS' CONSIDERATIONS

      The Board of Trustees of each Fund approved the Reorganizations upon consideration of a number of factors, including the following:

      - the plans of management to reduce overlap in funds in the ING Funds complex as well as to combine the three substantially similar money market funds into one more viable fund;

      - the relative investment performance of the Surviving Fund as compared to each Disappearing Fund;

      - expense ratios and information regarding fees and expenses of each Disappearing Fund and the Surviving Fund;

      - the relative size of the Funds and the possibility that the increased asset size of the Surviving Fund could provide the Surviving Fund with more trading leverage and opportunities to purchase larger positions;

      - whether the Reorganizations would dilute the interests of their respective Fund's current shareholders;

      - the similarity of investment objectives and strategies of each Disappearing Fund with those of the Surviving Fund;

      - the fees or expenses that will be incurred by ING Investments, or an affiliate, in connection with the Reorganizations; and

      - the tax consequences of the Reorganization to each Fund and its shareholders, including the tax-free nature of the transaction.

      The Board of Trustees also considered the future potential benefits to ING Investments in that its costs to administer the Funds may be reduced if the Reorganization is approved, and its costs will be eliminated or reduced under its obligation to limit expenses of the Surviving Fund.

THE TRUSTEES OF EACH DISAPPEARING FUND RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION WITH AND INTO THE SURVIVING FUND.

TAX CONSIDERATIONS

      The Reorganizations are intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the Disappearing Funds nor their shareholders, nor the Surviving Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreements. As a condition to the Closing of the Reorganizations, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganizations will qualify as tax-free reorganizations for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

EXPENSES OF THE REORGANIZATIONS

      ING Investments (or an affiliate) will incur the cost of the expenses related to the proposed Reorganizations, including, but not limited to, the costs of solicitation of voting instructions and any necessary filings with the SEC.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

FORM OF ORGANIZATION

      Each Fund is a diversified series of ING Funds Trust, an open-end management investment company organized as a Delaware statutory trust. ING Funds Trust is governed by a Board of Trustees consisting of 11 members. For more information on the history of the Funds, see the SAI.

DISTRIBUTOR

      ING Funds Distributor, LLC (the "Distributor"), whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, is the principal distributor for the Funds.

DIVIDENDS AND OTHER DISTRIBUTIONS

      If the Reorganization Agreement is approved by the Disappearing Fund's shareholders, then as soon as practicable before the Closing Date, the Disappearing Fund will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

CAPITALIZATION

      The following tables show on an unaudited basis the capitalization of each of the Funds as of September 30, 2004 and on a pro forma basis as of September 30, 2004 giving effect to the Reorganizations. The first table presents the capitalization of each Fund assuming that the Reorganization of the Lexington Money Market Trust into ING Classic Money Market Fund is consummated, but not the Reorganization with Money Market Fund. The second table presents the capitalization of each Fund assuming that the Reorganization of Money Market Fund into ING Classic Money Market Fund is consummated, but not the Reorganization of Lexington Money Market Trust. The third table presents the capitalization of each Fund assuming that the Reorganizations with both the Lexington Money Market Trust and Money Market Fund are consummated. The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization.

PRO FORMA I: Proposed Reorganization of Lexington Money Market Trust into ING Classic Money Market Fund (assumes Reorganization of Money Market Fund does not occur).

                                                                        NET ASSET VALUE      SHARES
                                                         NET ASSETS        PER SHARE       OUTSTANDING
                                                         ----------        ---------       -----------
LEXINGTON MONEY MARKET TRUST
  Class A                                               $ 43,004,634         $1.00          43,014,860
  Class B                                                   N/A               N/A              N/A
  Class C                                                   N/A               N/A              N/A

ING CLASSIC MONEY MARKET FUND
  Class A                                               $426,901,693         $1.00         427,042,564
  Class B                                               $    695,560         $1.00             696,183
  Class C                                               $    515,877         $1.00             515,854

PRO FORMA - SURVIVING FUND INCLUDING LEXINGTON MONEY MARKET TRUST
  Class A                                               $469,906,327         $1.00         470,057,424
  Class B                                               $    695,560         $1.00             696,183
  Class C                                               $    515,877         $1.00             515,854

PRO FORMA II: Proposed Reorganization of Money Market Fund into ING Classic Money Market Fund (assumes Reorganization of Lexington Money Market Trust does not occur).

                                                                        NET ASSET VALUE         SHARES
                                                       NET ASSETS          PER SHARE          OUTSTANDING
                                                       ----------          ---------          -----------
MONEY MARKET FUND
  Class A                                             $ 17,377,426           $1.00             17,391,337
  Class B                                             $ 20,384,336           $1.00             20,391,589
  Class C                                             $  5,252,542           $1.00              5,256,776

ING CLASSIC MONEY MARKET FUND
  Class A                                             $426,901,693           $1.00            427,042,564
  Class B                                             $    695,560           $1.00                696,183
  Class C                                             $    515,877           $1.00                515,854

PRO FORMA - SURVIVING FUND INCLUDING MONEY MARKET FUND
  Class A                                             $444,279,119           $1.00            444,433,901
  Class B                                             $ 21,079,896           $1.00             21,087,772
  Class C                                             $  5,768,419           $1.00              5,772,630

PRO FORMA III: Proposed Reorganization of Lexington Money Market Trust and Money Market Fund into ING Classic Money Market Fund.

                                                                        NET ASSET VALUE           SHARES
                                                       NET ASSETS          PER SHARE           OUTSTANDING
                                                       ----------          ---------           -----------
LEXINGTON MONEY MARKET TRUST
  Class A                                             $ 43,004,634           $1.00              43,014,860
  Class B                                                 N/A                 N/A                  N/A
  Class C                                                 N/A                 N/A                  N/A

MONEY MARKET FUND
  Class A                                             $ 17,377,426           $1.00              17,391,337
  Class B                                             $ 20,384,336           $1.00              20,391,589
  Class C                                             $  5,252,542           $1.00               5,256,776

ING CLASSIC MONEY MARKET FUND
  Class A                                             $426,901,693           $1.00             427,042,564
  Class B                                             $    695,560           $1.00                 696,183
  Class C                                             $    515,877           $1.00                 515,854

PRO FORMA - SURVIVING FUND INCLUDING LEXINGTON MONEY MARKET TRUST AND MONEY MARKET FUND
  Class A                                             $487,283,753           $1.00             487,448,761
  Class B                                             $ 21,079,896           $1.00              21,087,772
  Class C                                             $  5,768,419           $1.00               5,772,630

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

      Solicitation of proxies is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about January 7, 2005. Shareholders of the Disappearing Funds whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications. Each Disappearing Fund has retained Georgeson Shareholder Communications, Inc. (the "Solicitor"), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. The estimated cost of the proxy solicitation is $25,000. ING Investments or an affiliate will incur the cost of the proxy solicitation. Shareholders of each Disappearing Fund may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

      In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned. If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares. The Solicitor will advise the shareholder that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote. Although the Solicitor's representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor will then record the shareholder's instructions on the Proxy Card. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.


      If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 877-288-7336.


      A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the respective Disappearing Fund, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Trustees of the Disappearing Funds that may be presented at the Special Meeting.

VOTING RIGHTS

      As a shareholder of a Disappearing Fund, you are entitled to one vote for each share held as to any matter on which you are entitled to vote and for each fractional share that you own, you shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.


      Only shareholders of a Disappearing Fund at the close of business on December 3, 2004 (the "Record Date") will be entitled to be present and give voting instructions for such Disappearing Fund at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, 42,757,657.143 shares of Lexington Money Market Trust and 38,958,355.527 shares of Money Market Fund were outstanding and entitled to vote.


      Approval of each Reorganization Agreement requires the vote, if a quorum is present, of the lesser of (i) 67% or more of the voting securities present, provided that more than 50% of the outstanding voting securities are present in person or represented by proxy at the Special Meeting, or (ii) more than 50% of the outstanding voting securities. Holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote present in person or by proxy may adjourn the meeting from time to time until a quorum is present.

      If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

      Each Disappearing Fund expects that, before the Special Meeting, broker-dealer firms holding shares of the Fund in "street name" for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms' proxy solicitation materials, each Disappearing Fund understands that the broker-dealers that are members of the New York Stock Exchange may consider whether the rules of the New York Stock Exchange permit the broker-dealers to vote on the items to be considered at the Special Meeting on behalf of their customers and beneficial owners. If permitted, such broker-dealers may so vote.

      To the knowledge of ING Investments, as of December 20, 2004, no current Trustee owns 1% or more of the outstanding shares of either Fund, and the officers and Trustees own, as a group, less than 1% of the shares of either Fund.

APPENDIX E hereto lists the persons that, as of December 20, 2004, owned beneficially or of record 5% or more of the outstanding shares of any Class of Lexington Money Market Trust, Money Market Fund or ING Classic Money Market Fund.

OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

      Neither Disappearing Fund knows of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

      Neither Disappearing Fund is required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by each Disappearing Fund's management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

      ING Investments will furnish, without charge, a copy of the most recent Annual Report regarding the Funds and any more recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed in writing to the Fund at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling Shareholder Services at 1-800-992-0180.

      IN ORDER THAT THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

                                                /s/ Huey P. Falgout, Jr.
                                                ---------------------------
                                                Huey P. Falgout, Jr.,
                                                Secretary

January 7, 2005

                                                                      APPENDIX A

          PORTFOLIO MANAGERS' REPORT FOR ING CLASSIC MONEY MARKET FUND

      Set forth below is an excerpt from ING Classic Money Market Fund's Semi-Annual Report, dated September 30, 2004.

                                     * * * *

PORTFOLIO SPECIFICS: During the six months ended September 30, 2004, the economic recovery was strong enough to convince the Federal Reserve Board ("Fed") that it could begin the process of gradually removing its highly accommodative monetary policy stance. Accordingly, it increased its Fed Funds target rate from 1.00% to 1.75%. The first move of 25 basis points came at the June 30, 2004 Federal Open Market Committee meeting ("FOMC") followed by two consecutive 25 basis point tightenings at the August and September meetings. The Fed began this tightening cycle due to a contemporaneous spike in job growth and inflation in late spring that convinced it of two things: the economic recovery reached a point that a negative shock would not derail it and that it needed to keep inflation and inflation expectations from spiraling out of control.

Though the economy hit a summer "soft patch" of slow employment growth and consumer spending, the FOMC remained bullish on the economic outlook and continued to increase rates. Economists currently estimate third-quarter real gross domestic product rebounded to approximately 4% from 3.3% in the second calendar quarter. However, by the end of the period, the persistent uptrend in oil prices raised the specter of decelerating growth going forward. Though many market participants think this will cause the FOMC to slow the pace of Fed Funds rate increases, there is little indication publicly by Fed members to support this view. The Fed Funds target rate remains low by historical standards and is still providing significant support to the economy. Going forward, however, we expect the flow of economic data to play a larger role in future FOMC meeting decisions.

To position for a rising rate environment, the Funds shifted from a barbell strategy to investing to each successive FOMC meeting date through the purchase of short-term commercial paper or floating rate notes. This strategy allowed the Funds to hedge against any underperformance associated with an unexpected increase in the size or pace of tightening. Accordingly, the Funds' weighted average maturity significantly declined and ended the period at 49 days for ING Classic Money Market and ING Money Market Funds, and 52 days for ING Lexington Money Market Fund, compared to the benchmark's weighted average maturity of 42 days. However, securities purchased early in the six-month period when the Funds utilized a barbell strategy (and had a weighted average maturity significantly longer than the peer group) increasingly weighed on performance as the Fed raised rates.

CURRENT STRATEGY AND OUTLOOK: Underlying core inflation appears moderate and monetary policy still remains highly accommodative for an economy growing at a healthy pace. Nevertheless, the near-term impact on growth from higher oil prices may cause the Fed to keep its Fed Funds target rate stable for a period of time. The impact of oil prices notwithstanding, we believe the economy is fundamentally strong enough to maintain trend growth, allowing the FOMC to raise its Fed Funds target rate at a "measured pace." As a result, the Funds will likely maintain its current strategy of investing in short maturity securities and opportunistically investing in longer maturities to the extent it makes sense under various Fed Funds rate scenarios.

PRINCIPAL RISK FACTOR(s): An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

                                                                    APPENDIX B-1

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 2nd day of September, 2004, by and between ING Funds Trust, a Delaware statutory trust (the "Trust"), with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, on behalf of ING Classic Money Market Fund (the "Acquiring Fund"), a separate series of the Trust, and the Trust, on behalf of ING Lexington Money Market Trust (the "Acquired Fund"), another separate series of the Trust.

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of the regulations under
Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A voting shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of an open-end, registered investment company of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, the Board of Trustees of the Trust (the "Board of Trustees") has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund described in paragraph 1.3 by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

      WHEREAS, the Board of Trustees has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

      1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefore: (i) to deliver to the Acquired Fund the number of full and fractional Class A Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to Class A, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

      1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

                                     B-1-1

      1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume the liabilities of the Acquired Fund set forth in the Acquired Fund's statement of assets and liabilities as of the Closing Date delivered by the Trust, on behalf of the Acquired Fund, to the Acquiring Fund, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

      1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will (i) distribute to the Acquired Fund's shareholders of record with respect to Class A shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1; and (ii) completely liquidate. Such distribution and liquidation will be accomplished, with respect to Class A Acquired Fund Shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Class A Acquired Fund shareholders ("Acquired Fund Shareholders"). The aggregate net asset value of Class A Acquiring Fund Shares to be so credited to Class A Acquired Fund Shareholders shall, with respect to Class A, be equal to the aggregate net asset value of the Acquired Fund shares of Class A owned by such shareholders on the Closing Date. All issued and outstanding Class A Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A Acquiring Fund Shares in connection with such exchange.

      1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent, as defined in paragraph 3.3.

      1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.    VALUATION

      2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Board of Trustees.

      2.2. The net asset value of a Class A Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information and valuation procedures established by the Board of Trustees.

      2.3. The number of the Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to Class A by dividing the value of the net assets with respect to the Class A shares of the Acquired Fund, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same Class, determined in accordance with paragraph 2.2.

      2.4. All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to review by Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

                                     B-1-2

3.    CLOSING AND CLOSING DATE

      3.1. The Closing Date shall be March 12, 2005, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

      3.2. The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Acquired Fund Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")) in which the Acquired Fund's Assets are deposited, the Acquired Fund's portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

      3.3. The Acquired Fund shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

      3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees, an accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.    REPRESENTATIONS AND WARRANTIES

      4.1. Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

            (a) The Acquired Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

            (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

                                     B-1-3

            (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

            (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Trust Instrument or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

            (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

            (h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund dated March 31, 2004, have been audited by KPMG LLP, independent auditors, and are in accordance with generally accepted accounting principles in the United States ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

            (j) Since March 31, 2004, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

            (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a

                                     B-1-4
regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

            (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

            (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

            (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph
(p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

      4.2. Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

            (a) The Acquiring Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

            (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquired Fund under the 1933 Act, is in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

            (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact

                                     B-1-5
required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

            (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Trust Instrument or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

            (g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of the Acquiring Fund's business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at March 31, 2004, have been audited by KPMG LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

            (i) Since March 31, 2004, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

            (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

            (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

                                     B-1-6

            (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (n) The Class A Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

            (o) The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

            (p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.    COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

      5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3. The Acquired Fund covenants that the Class A Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

      5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

      5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

      5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

      5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A Acquiring Fund Shares received at the Closing.

                                     B-1-7

      5.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

      5.9. The Trust, on behalf of the Acquired Fund, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Acquired Fund's, title to and possession of the Acquiring Fund's Shares to be delivered hereunder, and (b) the Trust's, on behalf of the Acquiring Fund's, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

      5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

            The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      6.2. The Trust shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request;

      6.3. The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

      6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

            The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      7.2. The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

                                     B-1-8

      7.3. The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

      7.4. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

      7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

      7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m., Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

            If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust's Trust Instrument, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this paragraph 8.1;

      8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

      8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

      8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

      8.5. The parties shall have received the opinion of Dechert LLP addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the condition set forth in this paragraph 8.5.

                                     B-1-9

9.    BROKERAGE FEES AND EXPENSES

      9.1. The Acquired Fund and the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2. The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1. The Acquired Fund and the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.   TERMINATION

            This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before May 31, 2005, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.   AMENDMENTS

            This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Class A Acquiring Fund Shares to be issued to the Class A Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.   NOTICES

            Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Huey Falgout, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

      14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

                                     B-1-10

      14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

      14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Fund, as provided in the Trust Instrument. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                       ING FUNDS TRUST, on behalf of its
                                       ING CLASSIC MONEY MARKET FUND series

Attest:

                                       By:    __________________________________

____________________________
Secretary                              Title: __________________________________



                                       ING FUNDS TRUST, on behalf of its
                                       ING LEXINGTON MONEY MARKET TRUST series

Attest:

___________________________            By:    __________________________________
Secretary

                                       Title: __________________________________

                                     B-1-11

                                                                    APPENDIX B-2

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 2nd day of September, 2004, by and between ING Funds Trust, a Delaware statutory trust (the "Trust"), with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, on behalf of ING Classic Money Market Fund (the "Acquiring Fund"), a separate series of the Trust, and the Trust, on behalf of ING Money Market Fund (the "Acquired Fund"), another separate series of the Trust.

            This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of the regulations under
Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B and Class C voting shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of an open-end, registered investment company of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, the Trustees of the Trust (the "Board of Trustees") has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund described in paragraph 1.3 by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

      WHEREAS, the Board of Trustees has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund described in paragraph 1.3 by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

      1.2. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefore: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B and Class C Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

      1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

                                     B-2-1

      1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume the liabilities of the Acquired Fund set forth in the Acquired Fund's statement of assets and liabilities as of the Closing Date delivered by the Trust, on behalf of the Acquired Fund, to the Acquiring Fund, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

      1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will (i) distribute to the Acquired Fund's shareholders of record with respect to Class A, Class B and Class C shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1; and (ii) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each Class of the Acquired Fund Shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Class A, Class B and Class C Acquired Fund shareholders ("Acquired Fund Shareholders"). The aggregate net asset value of the Class A, Class B and Class C Acquiring Fund Shares to be so credited to Class A, Class B and Class C Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class A, Class B and Class C Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in the Class A, Class B and Class C shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B and Class C Acquiring Fund Shares in connection with such exchange.

      1.7. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent, as defined in paragraph 3.3.

      1.8. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.    VALUATION

      2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Trustees.

      2.2. The net asset value of a Class A, Class B and Class C Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information and valuation procedures established by the Acquiring Fund's Board of Trustees.

      2.5. The number of the Class A, Class B and Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B and Class C shares of the Acquired Fund, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same Class, determined in accordance with paragraph 2.2.

      2.6. All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to review by the Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

                                     B-2-2

3.    CLOSING AND CLOSING DATE

      3.1. The Closing Date shall be March 12, 2005, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

      3.2. The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Acquired Fund's Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")) in which the Acquired Fund's Assets are deposited, the Acquired Fund's portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

      3.3. The Acquired Fund shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B and Class C shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

      3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees, an accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.    REPRESENTATIONS AND WARRANTIES

      4.1. Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

            (a) The Acquired Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

            (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

                                     B-2-3

            (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

            (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Trust Instrument or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

            (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

            (h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund dated March 31, 2004, have been audited by KPMG LLP, independent auditors, and are in accordance with generally accepted accounting principles in the United States ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

            (j) Since March 31, 2004, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

            (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a

                                     B-2-4
regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

            (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

            (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

            (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph
(p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

      4.2. Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

            (a) The Acquiring Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

            (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquired Fund under the 1933 Act, is in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

            (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact

                                     B-2-5
required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

            (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Trust Instrument or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

            (g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of the Acquiring Fund's business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at March 31, 2004, have been audited by KPMG LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

            (i) Since March 31, 2004, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

            (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

            (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

                                     B-2-6

            (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (n) The Class A, Class B and Class C Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

            (o) The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

            (p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.    COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

      5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3. The Acquired Fund covenants that the Class A, Class B and Class C Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

      5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

      5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

      5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

      5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B and Class C Acquiring Fund Shares received at the Closing.

                                     B-2-7

      5.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

      5.9. The Trust, on behalf of the Acquired Fund, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Acquired Fund's, title to and possession of the Acquiring Fund's Shares to be delivered hereunder, and (b) the Trust's, on behalf of the Acquiring Fund's, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

      5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

            The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      6.2. The Trust shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request;

      6.3. The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

      6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

            The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      7.2. The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

                                     B-2-8

      7.3. The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

      7.4. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

      7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

      7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m., Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

            If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust's Trust Instrument, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this paragraph 8.1;

      8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

      8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

      8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

      8.5. The parties shall have received the opinion of Dechert LLP addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the condition set forth in this paragraph 8.5.

                                     B-2-9

9.    BROKERAGE FEES AND EXPENSES

      9.1. The Acquired Fund and the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2. The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1. The Acquired Fund and the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.   TERMINATION

            This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before May 31, 2005, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.   AMENDMENTS

            This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B and Class C Acquiring Fund Shares to be issued to the Class A, Class B and Class C Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.   NOTICES

            Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Huey Falgout, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

      14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

                                     B-2-10

      14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

      14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Fund, as provided in the Trust Instrument. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                      ING FUNDS TRUST, on behalf of its
                                      ING CLASSIC MONEY MARKET FUND series

Attest:

_______________________________       By:_______________________________________
Secretary

                                      Title:____________________________________

                                      ING FUNDS TRUST, on behalf of its
                                      ING MONEY MARKET FUND series

Attest:

_______________________________       By:_______________________________________
Secretary

                                      Title:____________________________________

                                     B-2-11

                                                                      APPENDIX C

         ADDITIONAL INFORMATION REGARDING ING CLASSIC MONEY MARKET FUND
                                SHAREHOLDER GUIDE

ING PURCHASE OPTIONS(TM)

      This Proxy Statement/Prospectus relates to three separate Classes of shares of ING Classic Money Market Fund: Class A, Class B and Class C, each of which represents an identical interest in the Fund's investment portfolio, but are offered with different sales charges and distribution (Rule 12b-1) and service fee arrangements. As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales charge and conversion characteristics of Class A, Class B and Class C shares of the Fund that will be issued to you in the Reorganization will be the same as those that apply to the Disappearing Fund shares held by you immediately prior to the Reorganization, and the period that you held shares of the Disappearing Fund will be included in the holding period of the Fund shares for purposes of calculating any contingent deferred sales charges and determining any conversion rights. Purchases of the Class A, Class B and Class C shares of ING Classic Money Market Fund after the Reorganization will be subject to the sales load structure and conversion rights discussed below. The sales charges and fees for each Class of shares of ING Classic Money Market Fund are shown and contrasted in the chart below.

                                                           CLASS A        CLASS B        CLASS C
                                                           -------        -------        -------
Maximum Initial Sales Charge on Purchases                    None           None          None
Contingent Deferred Sales Charge ("CDSC")                   None(1)       5.00%(2)       1.00%(3)
Annual Distribution (12b-1) and Service Fees (4)            0.75%          1.00%          1.00%
Maximum Purchase                                           Unlimited      $100,000      Unlimited
Automatic Conversion to Class A                               N/A        8 Years(5)        N/A

------------
(1) For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions of shares that were purchased without an initial sales charge.

(2) Imposed upon redemption within 6 years from purchase. Fee has scheduled reductions after the first year. See "Class B Shares:
      Deferred Sales Charge Alternative" in this APPENDIX C.

(3)   Imposed upon redemption within 1 year from purchase.

(4)   Annual asset-based distribution charge.

(5) Class B shares of ING Classic Money Market Fund issued to shareholders of the Disappearing Funds in the Reorganization will convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of the Disappearing Fund.

      The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Orders for Class B shares in excess of $100,000 will be accepted as orders for Class A shares or declined.

      CLASS A SHARES: OFFERED WITHOUT SALES CHARGE. Class A shares are offered at their NAV per share without any initial sales charge. However, if you purchase Class A shares in an amount of $1 million or more, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                                                  PERIOD DURING WHICH
YOUR INVESTMENT                          CDSC                         CDSC APPLIES
---------------                          ----                     -------------------
$1,000,000 to $2,499,999                 1.00%                         2 Years
$2,500,000 to $4,999,999                 0.50%                         1 Year
$5,000,000 and over                      0.25%                         1 Year

      CLASS B SHARES: DEFERRED SALES CHARGE ALTERNATIVE. Class B shares are offered at their NAV per share without any initial sales charge. Class B shares that are redeemed within six years of purchase, however, will be subject to a CDSC as described in the table that follows. Class B shares of ING Classic Money Market Fund are subject to distribution and service fees at an annual rate of 1.00% of the average daily net assets of the Class, which is higher than the distribution and service fees of Class A shares. The higher distribution and service fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower NAV than Class A shares. Orders for Class B shares in excess of $100,000 will be accepted as orders for Class A shares or declined. The amount of the CDSC is based on the lesser of the NAV of the Class B shares at the time of purchase or redemption. There is no CDSC on Class B shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

YEAR OF REDEMPTION AFTER PURCHASE(1)                                   CDSC
---------------------------------                                      ----
First                                                                   5%
Second                                                                  4%
Third                                                                   3%
Fourth                                                                  3%
Fifth                                                                   2%
Sixth                                                                   1%
After Sixth Year                                                       None

------------
(1) Class B shares that were purchased through funds that were part of the Northstar family of funds at the time of purchase are subject to a different CDSC. Please see the SAI for further information.

      Class B shares will automatically convert into Class A shares eight years after purchase. Class B shares of ING Classic Money Market Fund issued in connection with the Reorganization will convert to Class A shares eight years after the purchase of the original shares of ING Classic Money Market Fund. For additional information on the CDSC and the conversion of Class B, see the Fund's SAI.

      CLASS B AND CLASS C SHARES CDSCS. To keep shareholders' CDSCs as low as possible, each time a shareholder places a request to redeem shares of the ING Classic Money Market Fund or other open-end funds in the ING Funds with Class B or Class C shares, shares that are not subject to a CDSC will be the first to be redeemed, then same shares that have the lowest CDSC will be sold.

      CLASS C SHARES. Class C shares are offered at their NAV per share without an initial sales charge. Class C shares may be subject to a CDSC of 1% if redeemed within one year of purchase. The amount of the CDSC is based on the lesser of the NAV of the Class C shares at the time of purchase or redemption. There is no CDSC on Class C shares acquired through the reinvestment of dividends and capital gains distributions. Class C shares of ING Classic Money Market Fund are subject to distribution and service fees at an annual rate of 1.00% of the average daily net assets of the Class, which is higher than the distribution and service fees of Class A shares. The higher distribution and service fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower NAV than Class A shares.

      WAIVERS OF CDSC. The CDSC will be waived in the following cases. In determining whether a CDSC is applicable, it will be assumed that shares held in the shareholder's account that are not subject to such charge are redeemed first.

      (i) The CDSC will be waived in the case of redemption following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for those shares held at the time of death or initial determination of permanent disability.

      (ii) The CDSC also may be waived for Class B and Class C shares redeemed pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

      (iii) The CDSC also will be waived in the case of mandatory distributions from a tax-deferred retirement plan or an IRA.

      If you think you may be eligible for a CDSC waiver, contact a Shareholder Servicing Representative at 1-800-992-0180.

      REINSTATEMENT PRIVILEGE. Class B or Class C shareholders who have redeemed their shares in any open-end ING Fund may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. See the SAI for the Fund for details or contact the Shareholder Servicing Representative at 1-800-992-0180 for more information.

      RULE 12b-1 PLAN. ING Classic Money Market Fund has a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act") applicable to Class A, Class B and Class C shares of the Fund ("Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the "Distributor" may receive from the Fund an annual fee in connection with the offering, sale and shareholder servicing of the Fund's Class A, Class B and Class C shares.

      DISTRIBUTION AND SERVICING FEES. As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of shares of the Fund and in connection with services rendered to shareholders of the Fund, the Bond Fund pays the Distributor servicing fees and distribution fees up to the annual rates set forth below (calculated as a percentage of the Fund's average daily net assets attributable to that Class):

                                   SERVICING FEE                 DISTRIBUTION FEE
                                   -------------                 ----------------
Class A                                0.00%                          0.75%
Class B                                0.25%                          0.75%
Class C                                0.25%                          0.75%

      Fees paid under the Rule 12b-1 Plan may be used to cover the expenses of the Distributor from the sale of Class A, Class B or Class C shares of the Fund, including payments to Authorized Dealers, and for shareholder servicing.

      Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

      OTHER EXPENSES. In addition to the management fee and other fees described previously, Classic Money Market Fund pays other expenses, such as legal, audit, transfer agency and custodian fees, proxy solicitation costs and the compensation of Directors who are not affiliated with ING Investments, LLC ("ING Investments"). Most Fund expenses are allocated proportionately among all of the outstanding shares of the Fund. However, the Rule 12b-1 Plan fees for each Class of shares are charged proportionately only to the outstanding shares of that Class.

PURCHASING SHARES

      The minimum initial investment in the Fund is $1,000. The minimum initial investment for a pre-authorized retirement plan is $1,000, plus monthly installments of at least $100. The Fund reserves the right to liquidate sufficient shares to recover annual Transfer Agent fees should the investor fail to maintain his/her account value at a minimum of $1,000.

      The Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) will not be accepted. The ING Funds reserve the right to waive minimum investment amounts.

      If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders

      MARKET TIMERS. A Fund may restrict or refuse purchase orders, whether directly or by exchange, by market timers. "Market timing" is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Sub-Adviser to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of a Fund.

      CUSTOMER IDENTIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

      What this means for you: The Fund and the Distributor must obtain the following information for each person that opens an account:

            -     Name;

            -     Date of Birth;

            - Physical residential address (although post office boxes are still permitted for mailing); and

            - Social security number, taxpayer identification number, or other identifying number.

      You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

      EFFECTIVE OCTOBER 1, 2003, FEDERAL LAW PROHIBITS THE FUNDS, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

      PRICE OF SHARES. When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

      DETERMINATION OF NET ASSET VALUE. The net asset value (NAV) per share for each class of each Fund is determined each business day as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). The Funds are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

      In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.

      The ING Classic Money Market Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund's NAV can be maintained at $1.00 per share.

      PRE-AUTHORIZED INVESTMENT PLAN. You may establish a pre-authorized investment plan to purchase shares with automatic bank account debiting. For further information on pre-authorized investment plans, contact the Shareholder Services Representative at 1-800-992-0180.

      RETIREMENT PLANS. The ING Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. Also available are prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company ("SSB") acts as the custodian under these plans. For further information, contact the Shareholder Services Representative at 1-800-992-0180. SSB currently receives a $12 custodian fee annually for the maintenance of such accounts.

      EXECUTION OF REQUESTS. Purchase and sale requests are executed at the NAV next determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth in the Fund's Prospectus under the section "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, your order must be received before 4:00 p.m. Eastern Time and your broker-dealer or financial institution must promptly transmit the order to the Transfer Agent or Distributor.

      You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

      TELEPHONE ORDERS. The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGE PRIVILEGES AND RESTRICTIONS

      An exchange privilege is available. Exchange requests may be made in writing to the Transfer Agent or by calling the Shareholder Services Representative at 1-800-992-0180. There is no specific limit on exchange frequency. ING Investments or the Distributor may prohibit excessive exchanges (more than four per year). ING Investments reserves the right, upon 60 days' prior written notice, to cancel the exchange policy or restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. The total value of shares being exchanged must at least equal the minimum investment requirement of the Bond Fund into which they are being exchanged.

      Shares of one class of ING Classic Money Market Fund generally may be exchanged for shares of that same Class of any other open-end ING Fund without payment of any additional sales charge. In most instances, if you exchange and subsequently redeem your shares, any applicable CDSC will be based on the full period of the share ownership. Shareholders exercising the exchange privilege with any other open-end ING Fund should carefully review the Prospectus of that Fund. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. You will automatically be assigned the telephone exchange privilege unless you mark the box on the Account Application that signifies you do not wish to have this privilege. The exchange privilege is only available in states where shares of the Fund being acquired may be legally sold.

      If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior income Fund prospectus or any other ING prospectus by calling 1-800-992-0180.

      You will automatically have the ability to request an exchange by calling the Shareholder Services Representative at 1-800-992-0180 unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.

      CDSC ON EXCHANGE INTO ING SENIOR INCOME FUND. You are not required to pay an applicable CDSC upon any exchange from the Fund into the ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your shares for repurchase by that fund, the CDSC will apply from the fund from which you exchanged. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the Fund.

      SYSTEMATIC EXCHANGE PRIVILEGE. With an initial account balance of at least $5,000, subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

      SMALL ACCOUNTS. Due to the relatively high cost of handling small investments, the ING Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000 other than as a result of a decline in the NAV per share.

HOW TO REDEEM SHARES

      Shares of the Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business. Under unusual circumstances, a Fund may suspend the right at redemption as allowed by federal securities laws.

      SYSTEMATIC WITHDRAWAL PLAN. You may elect to have monthly, quarterly, semi-annual or annual payments in any fixed amount of $100 or more made to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000. For additional information, contact the Shareholder Services Representative at 1-800-992-0180, or see the Fund's SAI.

      PAYMENTS. Payment to shareholders for shares redeemed ordinarily will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the Transfer Agent. The Fund may delay the mailing of a redemption check until the check used to purchase the shares being redeemed has cleared which may take up to 15 days or more. To reduce such delay, all purchases should be made by bank wire or federal funds. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the U.S. Securities and Exchange Commission. The Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash harmful to the Fund, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an ING Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the SEC. In the event such redemption is requested by institutional investors, the Fund will weigh the effects on nonredeeming shareholders in applying this policy. Securities distributed to shareholders may be difficult to sell and may result in additional costs to shareholders.

      Certain brokers or other designated intermediaries such as third party administrators or plan trustees may accept purchase and redemption orders on behalf of the Fund. The transfer Agent will be deemed to have received such an order when the broker or the designee has accepted the order. Customer orders are priced at the NAV next computed after such acceptance. Such order may be transmitted to the Fund or their agents several hours after the time of the acceptance and pricing.

      If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchase and sale of Fund shares.

      Purchases and exchanges should be made for investment purposes only. The Fund reserves the right to reject any specific purchase or exchange request. In the event the Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed until the Fund receives further redemption instructions.

ACCOUNT ACCESS

      Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com or via a touch tone telephone by calling 1-800-992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and selection Option 2.

PRIVACY POLICY

      The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at 1-800-992-0180 and select Option 1 or obtain a policy over the internet at www.ingfunds.com.

MANAGEMENT OF ING CLASSIC MONEY MARKET FUND

      INVESTMENT ADVISER. ING Investments, an Arizona limited liability company, serves as the investment adviser to the ING Classic Money Market Fund. ING Investments has overall responsibility for management of the Fund. ING Investments has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser as well as the custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services provided to the Fund. As of September 30, 2004, ING Investments managed over $33.9 billion in assets.

      SUB-ADVISER. ING Investment Management Co. ("ING IM"), which changed its name from ING Aeltus Investment Management, Inc. ("ING Aeltus") in July 2004, is a registered investment adviser and is responsible for providing the day-to-day management of the Fund. ING Investment Management is an indirect, wholly-owned subsidiary of ING Groep, N.V. (NYSE:ING) ("ING Groep") and an affiliate of ING Investments. ING Aeltus has been managing client assets for more than a quarter century and as of September 30, 2004, managed over $166.5 billion in assets.

      The Sub-Adviser may consider the sale of the Fund and of other investment companies advised by the Sub-Adviser as a factor in the selection of brokerage firms to execute the Fund's portfolio transactions, subject to the Sub-Adviser's duty to obtain best execution.

      PORTFOLIO MANAGER. The Funds have been managed by a team of investment professionals led by David S. Yealy since November, 2004. Mr. Yealy joined ING IM in November 2004 and has over 18 years of investment experience. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management ("Trusco") where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm's cash management business.

      PARENT COMPANY AND DISTRIBUTOR. ING Investments and the Distributor are indirect, wholly owned subsidiaries of ING Groep. ING Groep is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries, with over 100,000 employees.

      From time to time, the Distributor or its affiliates may make payments to other dealers and/or their registered representatives, who may or may not be affiliates of ING Groep, who sell shares or who provide shareholder services. The value of a shareholder's investment will be unaffected by these payments.

      SHAREHOLDER SERVICES REPRESENTATIVE. ING Funds Services, LLC serves as Shareholder Services Representative for the Fund. The Shareholder Services Representative is responsible for responding to written and telephonic inquiries from shareholders. The Fund pays the Shareholder Services Representative a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

      PORTFOLIO TRANSACTIONS. ING Investments or ING Investment Management will place orders to execute securities transactions that are designed to implement the Fund's investment objectives and policies. ING Investments or ING Investment Management will use its reasonable efforts to place all purchase and sale transactions with brokers, dealers and banks ("brokers") that provide "best execution" of these orders. In placing purchase and sale transactions, ING Investments or ING Investment Management may consider brokerage and research services provided by a broker to ING Investments or ING Investment Management or an affiliate, and the Fund may pay a commission for effecting a securities transaction that is in excess of the amount another broker would have charged if ING Investments or ING Investment Management determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker. In addition, ING Investments may place securities transactions with brokers that provide certain services to the Fund. ING Investments also may consider a broker's sale of Fund shares if ING Investments is satisfied that the Fund would receive best execution of the transaction from that broker.

DIVIDENDS, DISTRIBUTIONS & TAXES

      DIVIDENDS AND DISTRIBUTIONS. The Fund generally distributes most or all of its net earnings in the form of dividends. The Fund pays dividends, if any, on a monthly basis. Capital gains, if any, are distributed annually. Dividends and distributions will be determined on a class basis.

      Any dividends and distributions paid by the Fund will be automatically reinvested in additional shares of the respective class of the Fund, unless you elect to receive distributions in cash. A shareholder may elect at any time by writing to the Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election each purchase of shares of a class of Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder's agent to receive his dividends and distributions upon all shares registered in his name and to invest them in full and fractional shares of the respective class of the Fund at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be made to him in cash. When a dividend or distribution is paid, the NAV per share is reduced by the amount of the payment. You may, upon written request or by completing the appropriate section of the Account Application in the Prospectus, elect to have all dividends and other distributions paid on Class A, Class B and Class C shares of the Fund invested into the corresponding Class of an ING Fund that offers that Class of shares.

      FEDERAL TAXES. The following information is meant as a general summary for U.S. shareholders. Please see the Fund's SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

      The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gain. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Most dividends from the Fund are attributable to interest and, therefore, do not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described below. Recently enacted tax legislation generally provides of a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distribution by the Fund are generally taxed to individual taxpayers:

            - Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

            - Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

            - A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

            - Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

            - Distributions of long-term gains from sales by the Fund before May 6, 2003 will be taxed at the maximum rate of 20%.

      Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

      You will receive an annual statement summarizing your dividend and capital gains distributions.

      If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

      There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

      As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                              FINANCIAL HIGHLIGHTS

The information below for the six months ended September 30, 2004 is unaudited. The information below for the fiscal year ended March 31, 2004 and for all periods prior to November 1, 2000, is audited by KPMG LLP, independent registered public accounting firm. The information in the table below for the years ended March 31, 2003, March 31, 2002, and the five months ended March 31, 2001, has been derived from the ING Classic Money Market Fund's financial statements, which, had been audited by other independent accountants.

                                                                                   CLASS A
                                          ---------------------------------------------------------------------------------------
                                                                                                FIVE                    DECEMBER
                                           SIX MONTHS      YEAR         YEAR        YEAR       MONTHS       YEAR       15, 1998(2)
                                              ENDED        ENDED        ENDED       ENDED       ENDED       ENDED          TO
                                          SEPTEMBER 30,  MARCH 31,    MARCH 31,   MARCH 31,   MARCH 31,  OCTOBER 31,   OCTOBER 31,
                                              2004         2004         2003        2002       2001(1)      2000          1999
                                          -------------  ---------    ---------   ---------   ---------  -----------   ----------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period   $        1.00       1.00         1.00        1.00        1.00        1.00          1.00
   Income (loss) from investment
     operations:
   Net investment income                  $        0.00*      0.00*        0.01        0.03        0.02        0.06          0.04
   Total from investment operations       $        0.00*      0.00*        0.01        0.03        0.02        0.06          0.04
   Less distributions from:
   Net investment income                  $        0.00*      0.00*        0.01        0.03        0.02        0.06          0.04
   Total distributions                    $        0.00*      0.00*        0.01        0.03        0.02        0.06          0.04
   Net asset value, end of period         $        1.00       1.00         1.00        1.00        1.00        1.00          1.00
TOTAL RETURN(3):                          %        0.28       0.44         1.06        2.83        2.36        5.70          3.98
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)      $     426,902    398,997      458,964     549,999     515,651     440,651       228,124
   Ratios to average net assets:
   Net expenses after expense
   reimbursement/recoupment(4)(5)         %        0.77       0.77         0.77        0.77        0.77        0.74          0.73
   Gross expense prior to expense
   reimbursement/recoupment(4)            %        1.12       1.16         1.27        1.27        1.30        1.42          1.67
   Net investment income after expense
   reimbursement/recoupment(4)(5)         %        0.57       0.44         1.06        2.75        5.61        5.59          4.59

----------
(1)  The Fund changed its fiscal year end to March 31.

(2)  Commencement of operations.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*    Amount is less than $0.01 per share

                                                                                   CLASS B
                                          ------------------------------------------------------------------------------------------
                                                                                                   FIVE                   DECEMBER
                                           SIX MONTHS        YEAR         YEAR         YEAR       MONTHS       YEAR      15, 1998(2)
                                              ENDED          ENDED        ENDED        ENDED       ENDED       ENDED         TO
                                          SEPTEMBER 30,    MARCH 31,    MARCH 31,    MARCH 31,   MARCH 31,  OCTOBER 31,  OCTOBER 31,
                                              2004           2004         2003         2002       2001(1)      2000         1999
                                          -------------    ---------    ---------    ---------   ---------  -----------  -----------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period   $        1.00      1.00         1.00         1.00        1.00        1.00          1.00
   Income (loss) from investment
     operations:
   Net investment income                  $        0.00*     0.00*        0.00*        0.02        0.02        0.05          0.03
   Total from investment operations       $        0.00*     0.00*        0.00*        0.02        0.02        0.05          0.03
   Less distributions from:
   Net investment income                  $        0.00*     0.00*        0.00*        0.02        0.02        0.05          0.03
   Total distributions                    $        0.00*     0.00*        0.00*        0.02        0.02        0.05          0.03
   Net asset value, end of period         $        1.00      1.00         1.00         1.00        1.00        1.00          1.00
TOTAL RETURN(3):                          %        0.13      0.15         0.43         2.21        2.11        5.03          3.31
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)      $         696       816        1,156        1,987       2,714       2,706         1,173
   Ratios to average net assets:
   Net expenses after expense
   reimbursement/recoupment(4)(5)         %        1.08      1.07         1.40         1.37        1.41        1.38          1.41
   Gross expense prior to expense
   reimbursement/recoupment(4)            %        1.37      1.41         1.52         1.53        1.55        1.67          1.79
   Net investment income after expense
   reimbursement/recoupment(4)(5)         %        0.25      0.15         0.46         2.27        5.10        4.93          3.85

----------
(1)  The Fund changed its fiscal year end to March 31.

(2)  Commencement of operations.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*    Amount is less than $0.01 per share

                                                                                   CLASS C
                                          ------------------------------------------------------------------------------------------
                                                                                                   FIVE                   DECEMBER
                                           SIX MONTHS        YEAR         YEAR         YEAR       MONTHS       YEAR      15, 1998(2)
                                              ENDED          ENDED        ENDED        ENDED       ENDED       ENDED         TO
                                          SEPTEMBER 30,    MARCH 31,    MARCH 31,    MARCH 31,   MARCH 31,  OCTOBER 31,  OCTOBER 31,
                                              2004           2004         2003         2002       2001(1)      2000         1999
                                          -------------    ---------    ---------    ---------   ---------  -----------  -----------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period   $        1.00      1.00         1.00         1.00        1.00        1.00         1.00
   Income (loss) from investment
     operations:
   Net investment income                  $        0.00*     0.00*        0.00*        0.02        0.02        0.05         0.03
   Total from investment operations       $        0.00*     0.00*        0.00*        0.02        0.02        0.05         0.03
   Less distributions from:
   Net investment income                  $        0.00*     0.00*        0.00*        0.02        0.02        0.05         0.03
   Total distributions                    $        0.00*     0.00*        0.00*        0.02        0.02        0.05         0.03
   Net asset value, end of period         $        1.00      1.00         1.00         1.00        1.00        1.00         1.00
TOTAL RETURN(3):                          %        0.13      0.14         0.42         2.20        2.08        5.03         3.31
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)      $         516       546          524          590       2,583       2,035          444
   Ratios to average net assets:
   Net expenses after expense
   reimbursement/recoupment(4)(5)         %        1.08      1.07         1.40         1.38        1.40        1.39         1.41
   Gross expense prior to expense
   reimbursement/recoupment(4)            %        1.37      1.41         1.52         1.53        1.55        1.67         1.78
   Net investment income after expense
   reimbursement/recoupment(4)(5)         %        0.25      0.15         0.42         2.44        5.00        5.03         3.89

----------
(1) The Fund changed its fiscal year end to March 31.

(2) Commencement of operations.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*   Amount is less than $0.01 per share

                                                                      APPENDIX D

                          ADDITIONAL ING FUNDS OFFERED

      The following is a list of the ING Funds and the Classes of shares of each Fund that are expected to be offered at or shortly after the Reorganization:

FUND                                                       CLASSES OFFERED
----                                                       ---------------
U.S. EQUITY

Balanced Fund                                              A, B, C, I and O
Convertible Fund                                           A, B, C and Q
Disciplined LargeCap Fund                                  A, B, C and I
Equity and Bond Fund                                       A, B, C and Q
Equity Income Fund                                         A, B, C and I
Financial Services Fund                                    A, B, C and O
Growth Fund                                                A, B, C and I
Index Plus LargeCap Fund                                   A, B, C, I and R
Index Plus MidCap Fund                                     A, B, C, I and R
Index Plus SmallCap Fund                                   A, B, C, I and R
LargeCap Growth Fund                                       A, B, C, I and Q
LargeCap Value Fund                                        A, B, C and I
MagnaCap Fund                                              A, B, C, I and M
MidCap Opportunities Fund                                  A, B, C, I and Q
MidCap Value Fund                                          A, B, C, I and Q
Real Estate Fund                                           A, B, C, I, O and Q
SmallCap Opportunities Fund                                A, B, C, I and Q
SmallCap Value Fund                                        A, B, C, I and Q
Small Company Fund                                         A, B, C and I
Value Opportunity Fund                                     A, B, C and I

GLOBAL/INTERNATIONAL EQUITY

Emerging Countries Fund                                    A, B, C, M and Q
Foreign Fund                                               A, B, C, I and Q
Global Equity Dividend Fund                                A, B and C
Global Real Estate Fund                                    A, B, C and Q
Global Science and Technology Fund                         A, B, C and I
International Fund                                         A, B, C, I and Q
International Growth Fund                                  A, B, C and I
International SmallCap Growth Fund                         A, B, C and Q
International Value Fund                                   A, B, C, I and Q
Precious Metals Fund                                       A
Russia Fund                                                A
Worldwide Growth Fund                                      A, B, C and Q

FIXED INCOME

Aeltus Money Market Fund                                   A, B, C and I
Classic Money Market Fund                                  A, B and C
GNMA Income Fund                                           A, B, C, I, M and Q
Government Fund                                            A, B, C and I
High Yield Bond Fund                                       A, B and C
Intermediate Bond Fund                                     A, B, C, I, O and R
National Tax-Exempt Bond Fund                              A, B and C

FUND                                                       CLASSES OFFERED
----                                                       ---------------
STRATEGIC ALLOCATION FUNDS

Strategic Allocation Balanced Fund                          A, B, C and I
Strategic Allocation Growth Fund                            A, B, C and I
Strategic Allocation Income Fund                            A, B, C and I

LOAN PARTICIPATION FUND

Senior Income Fund                                          A, B, C and Q

                                                                      APPENDIX E

           SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

      The following tables provide information about the persons or entities that, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund's outstanding shares as of December 20, 2004:

ING LEXINGTON MONEY MARKET TRUST

      There are no persons or entities that, to the knowledge of ING Lexington Money Market Trust, own beneficially or of record 5% or more of Class A shares as of December 20, 2004.

ING MONEY MARKET FUND

                                 PERCENT OF CLASS OF                                  PERCENTAGE OF
     NAME AND ADDRESS OF          SHARES AND TYPE OF                               COMBINED FUND AFTER
        SHAREHOLDER                   OWNERSHIP            PERCENTAGE OF FUND      THE REORGANIZATION*
------------------------------   -------------------       ------------------      -------------------
Citigroup Global Markets, Inc.   7.28%, Class B            4.55%                   0.30%
A/C# 00109801250                 8.68%, Class C
Attn: Peter Booth, 7th Floor     Beneficial
333 W 34th St
New York NY 10001-2402


ING CLASSIC MONEY MARKET FUND

                                      PERCENT OF CLASS OF                                  PERCENTAGE OF
     NAME AND ADDRESS OF               SHARES AND TYPE OF                               COMBINED FUND AFTER
        SHAREHOLDER                        OWNERSHIP            PERCENTAGE OF FUND      THE REORGANIZATION*
-----------------------------         -------------------       ------------------      -------------------
Pershing Div of DLJ Secs Corp         90.92%, Class A           88.96%                  76.49%
For Exclusive Benefit of              Beneficial
ING Money Fund Customer
Accounts
Attn Procash Processing - 15th Fl
One Pershing Plaza
Jersey City, NJ 07399-0001
-----------------------------------------------------------------------------------------------------------
Pineview Mobile Homes 401k            76.84%, Class C            0.08%                   0.07%
Savings                               Beneficial
Plan 401(k)
Employees of Pineview Mobile
Homes
PO Box 319
Waterville, ME 04903-0319

* On a pro forma basis, assuming that the value of the shareholder's interest in the Fund on the date of consummation of the Reorganization is the same as on December 20, 2004.

                                     PART B

                                 ING FUNDS TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                 JANUARY 7, 2005

Acquisition of the Assets and Liabilities of:  By and in Exchange for Shares of:
    ING Lexington Money Market Trust             ING Classic Money Market Fund
     (a series of ING Funds Trust)               (a series of ING Funds Trust)
    7337 East Doubletree Ranch Road             7337 East Doubletree Ranch Road
     Scottsdale, Arizona 85258-2034             Scottsdale, Arizona 85258-2034
                 and
       ING Money Market Fund
    (a series of ING Funds Trust)
   7337 East Doubletree Ranch Road
    Scottsdale, Arizona 85258-2034

This Statement of Additional Information ("SAI") is available to the shareholders of ING Lexington Money Market Trust and ING Money Market Fund, respectively, in connection with a proposed transaction whereby all of the assets and known liabilities of the ING Lexington Money Market Trust and ING Money Market Fund, each a separate series of ING Funds Trust, will be transferred to ING Classic Money Market Fund, also a series of ING Funds Trust, in exchange for shares of ING Classic Money Market Fund.

This SAI of ING Funds Trust consists of (i) this cover page; (ii) the "ING Classic Money Market Fund - Additional Information" presented on pages 1-2 of this SAI, which presents certain information with respect to the management of the ING Classic Money Market Fund; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for ING Classic Money Market Fund, ING Lexington Money Market Trust and ING Money Market Fund, dated August 1, 2004, as filed on July 30, 2004.

2. The Financial Statements of ING Classic Money Market Fund, ING Lexington Money Market Trust and ING Money Market Fund, respectively, included in the Annual Report dated March 31, 2004, as filed on June 10, 2004.

This SAI is not a prospectus. A Prospectus/Proxy Statement dated January 7, 2005 relating to the Reorganizations of ING Lexington Money Market Trust and ING Money Market Fund may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180. This SAI should be read in conjunction with the Prospectus/Proxy Statement.

                          ING CLASSIC MONEY MARKET FUND
                             ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

TRUSTEE OWNERSHIP OF SECURITIES........................................    1
   Shareholder Ownership Policy........................................    1

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES............................    1
   Shareholder Ownership Policy........................................    1

PRO FORMA FINANCIAL STATEMENTS.........................................    2

                          ING CLASSIC MONEY MARKET FUND
                             ADDITIONAL INFORMATION

TRUSTEE OWNERSHIP OF SECURITIES

Share Ownership Policy

In order to further align the interests of the Independent Trustees with shareholders, it is the policy to own beneficially shares of one or more fund in the ING Family of Funds at all times. For this purpose, beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund.

Under this Policy, the initial value of investments in the funds in the ING Family of Funds that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Fund investments will not cause a Trustee to have to make any additional investments under this Policy. Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2003.

                                                            AGGREGATE DOLLAR RANGE OF EQUITY
                                                             SECURITIES IN ALL REGISTERED
                                                            INVESTMENT COMPANIES OVERSEEN
                                                           BY TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEES           ING CLASSIC MONEY MARKET FUND              COMPANIES
Paul S. Doherty                          $0                           Over $100,000
J. Michael Earley                        $0                         $10,001 - $50,000
R. Barbara Gitenstein                    $0                         $10,001 - $50,000
Walter H. May, Jr.                       $0                           Over $100,000
Jock Patton                              $0                           Over $100,000
David W.C. Putnam                        $0                           Over $100,000
Blaine E. Rieke                          $0                        $50,001 - $100,000
Roger B. Vincent                         $0                           Over $100,000
Richard A. Wedemeyer             $10,001 - $50,000                  $10,001 - $50,000

  TRUSTEES WHO ARE
"INTERESTED PERSONS"
Thomas J. McInerney                            $0                  $50,001 - $100,000
John G. Turner                                 $0                     Over $100,000

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

Share Ownership Policy

As of December 31, 2003, none of the Independent Trustees or their immediate family members owned any shares of the ING Funds' investment adviser or principal underwriter or of any entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the ING Funds (not including registered investment companies).

PRO FORMA FINANCIAL STATEMENTS

Shown below are financial statements for each Fund and pro forma financial statements for the combined Fund, assuming the Reorganization is consummated, as of September 30, 2004. The first table presents Statements of Assets and Liabilities (unaudited) for each Fund and estimated pro forma figures for the combined Fund. The second table presents Statements of Operations (unaudited) for each Fund and estimated pro forma figures for the combined Fund. The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

    STATEMENTS OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2004 (UNAUDITED)

                                                   ING             ING             ING
                                                LEXINGTON         MONEY          CLASSIC
                                               MONEY MARKET       MARKET       MONEY MARKET
                                                   FUND            FUND            FUND           PROFORMA
                                               ------------    ------------    -------------    -------------
ASSETS:
Short-term investments at amortized cost       $ 40,734,823    $ 40,510,517    $ 411,501,112    $ 492,746,452
Repurchase agreement                              2,770,000       2,976,000       20,873,000       26,619,000
Cash                                                  1,375           1,061           12,159           14,595
Receivables:
  Fund shares sold                                        -             343           45,887           46,230
  Interest                                           74,471          67,354          864,591        1,006,416
Prepaid expenses                                     11,553          23,804          124,906          160,263
Reimbursement due from manager                            -           4,002                -            4,002
                                               ------------    ------------    -------------    -------------
     Total assets                                43,592,222      43,583,081      433,421,655      520,596,958
                                               ------------    ------------    -------------    -------------

LIABILITIES:
Payable for investment securities purchased         400,000         400,000        4,300,000        5,100,000
Payable for fund shares redeemed                          -          10,875           31,016           41,891
Income distribution payable                          30,656          10,615          310,494          351,765
Payable to affiliates                                59,390          40,411          227,977          327,778
Payable for trustee fees                             37,858           2,424           12,223           52,505
Other accrued expenses and liabilities               59,684         104,452          426,815          590,951
                                               ------------    ------------    -------------    -------------
     Total liabilities                              587,588         568,777        5,308,525        6,464,890
                                               ------------    ------------    -------------    -------------
NET ASSETS                                     $ 43,004,634    $ 43,014,304    $ 428,113,130    $ 514,132,068
                                               ============    ============    =============    =============

NET ASSETS WERE COMPRISED OF:
Paid-in capital                                $ 43,014,847    $ 42,991,167    $ 428,232,878    $ 514,238,892
Undistributed net investment income                       -          34,160                -           34,160
Accumulated net realized loss on investments        (10,213)        (11,023)        (119,748)        (140,984)
                                               ------------    ------------    -------------    -------------
NET ASSETS                                     $ 43,004,634    $ 43,014,304    $ 428,113,130    $ 514,132,068
                                               ============    ============    =============    =============

                 See Accompanying Notes to Financial Statements

     STATEMENTS OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2004 (UNAUDITED)
                                   (CONTINUED)

                                                              ING            ING            ING
                                                           LEXINGTON        MONEY         CLASSIC
                                                          MONEY MARKET      MARKET      MONEY MARKET
                                                              FUND           FUND           FUND          PROFORMA
                                                          ------------   ------------   -------------   -------------
CLASS A:
      Net assets                                          $ 43,004,634   $ 17,377,426   $ 426,901,693   $ 487,283,753
      Shares authorized                                      unlimited      unlimited       unlimited       unlimited
      Par value                                           $      0.001   $      0.001   $       0.001   $       0.001
      Shares outstanding                                    43,014,860     17,391,337     427,042,564     487,448,761
      Net asset value and redemption price per share      $       1.00   $       1.00   $        1.00   $        1.00

CLASS B:
      Net assets                                                   n/a   $ 20,384,336   $     695,560   $  21,079,896
      Shares authorized                                            n/a      unlimited       unlimited       unlimited
      Par value                                                    n/a   $      0.001   $       0.001   $       0.001
      Shares outstanding                                           n/a     20,391,589         696,183      21,087,772
      Net asset value and redemption price per share(1)            n/a   $       1.00   $        1.00   $        1.00

Class C:
      Net assets                                                   n/a   $  5,252,542   $     515,877   $   5,768,419
      Shares authorized                                            n/a      unlimited       unlimited       unlimited
      Par value                                                    n/a   $      0.001   $       0.001   $       0.001
      Shares outstanding                                           n/a      5,256,776         515,854       5,772,630
      Net asset value and redemption price per share(1)            n/a   $       1.00   $        1.00   $        1.00

--------------------------------------------
(1) Redemption price per share may be reduced for any applicable contingent deferred sales charges.

                 See Accompanying Notes to Financial Statements

                     STATEMENTS OF OPERATIONS FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                ING          ING           ING
                                             LEXINGTON       MONEY        CLASSIC
                                           MONEY MARKET     MARKET     MONEY MARKET                        ADJUSTED
                                               FUND          FUND          FUND       ADJUSTMENTS          PROFORMA
                                           ------------    ---------   -------------  -----------        ------------
INVESTMENT INCOME:
 Interest                                   $   570,557    $ 565,147   $  5,329,931     $       -         $ 6,465,635
                                            -----------    ---------   ------------     ---------         -----------
      Total investment income                   570,557      565,147      5,329,931             -           6,465,635
                                            -----------    ---------   ------------     ---------         -----------
 EXPENSES:
 Investment management fees                     227,849      155,793      1,058,146      (158,437)  (A)     1,283,351
 Distribution and service fees:
     Class A                                          -       42,312      3,164,222       643,520   (A)     3,850,054
     Class B                                          -      219,469          8,269             -             227,738
     Class C                                          -       56,406          5,353             -              61,759
 Transfer agent fees:
     Class A                                     50,491       23,581        113,638       (10,000)  (B)       177,710
     Class B                                          -       30,694            231             -              30,925
     Class C                                          -        7,808            154             -               7,962
 Administrative service fees                     45,551       44,513              -       (90,064)  (A)             -
 Shareholder reporting expense                    3,488        8,638         83,608        (6,100)  (B)        89,634
 Registration fees                               17,664       40,737        169,280       (29,000)  (B)       198,681
 Professional fees                                4,561       13,843         35,638        (9,200)  (B)        44,842
 Custody and accounting expense                   7,594        3,609          8,579             -   (B)        19,782
 Trustee fees                                     7,411        2,499         17,934             -   (B)        27,844
 Miscellaneous expense                            2,617        9,265         24,824             -   (B)        36,706
                                            -----------    ---------   ------------     ---------         -----------
      Total expenses                            367,226      659,167      4,689,876       340,719           6,056,988
 Less:
      Net waived and reimbursed fees                  -      221,103      1,424,663       356,262           2,002,028
                                            -----------    ---------   ------------     ---------         -----------
      Net expenses                              367,226      438,064      3,265,213       (15,543)          4,054,960
                                            -----------    ---------   ------------     ---------         -----------
 Net investment income (loss)                   203,331      127,083      2,064,718        15,543           2,410,675
                                            -----------    ---------   ------------     ---------         -----------
 REALIZED LOSS ON INVESTMENTS:
 Net realized loss on investments               (9,598)       (9,275)       (84,328)            -            (103,201)
                                            -----------    ---------   ------------     ---------
     INCREASE IN NET ASSETS RESULTING
             FROM OPERATIONS                $   193,733    $ 117,808   $  1,980,390     $  15,543         $ 2,307,474
                                            ===========    =========   ============     =========         ===========

----------------------
(A)  Reflects adjustment in expenses due to effects of new contractual rates.

(B)  Reflects adjustment in expenses due to elimination of duplicative services.

                 See Accompanying Notes to Financial Statements

     PORTFOLIOS OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------
                            PRINCIPAL AMOUNT
--------------------------------------------------------------------------
     ING            ING            ING
   CLASSIC         MONEY        LEXINGTON
MONEY MARKET      MARKET       MONEY MARKET      PRO FORMA(1)
------------     ----------    ------------      ------------
$ 4,100,000      $  400,000    $  400,000        $ 4,900,000
  3,900,000         300,000       300,000          4,500,000
  1,300,000         100,000       100,000          1,500,000
  6,600,000         650,000       650,000          7,900,000          @@
  4,000,000         400,000       400,000          4,800,000
  2,000,000         200,000       200,000          2,400,000
  4,000,000         400,000       500,000          4,900,000
  4,500,000         500,000       500,000          5,500,000          @@
  4,000,000         400,000       500,000          4,900,000
  4,100,000         500,000       500,000          5,100,000
  4,400,000         450,000       450,000          5,300,000
  4,400,000         450,000       450,000          5,300,000




  3,900,000         500,000       500,000          4,900,000           #
  4,000,000         500,000       500,000          5,000,000           #
  3,900,000         500,000       500,000          4,900,000           #
  4,500,000         600,000       300,000          5,400,000         #, I
  4,600,000         500,000       500,000          5,600,000           #
  3,400,000         325,000       325,000          4,050,000           #




  4,200,000         350,000       350,000          4,900,000
  1,430,000         250,000       250,000          1,930,000
  2,500,000         250,000       250,000          3,000,000
  2,300,000         250,000       250,000          2,800,000
  4,250,000         350,000       350,000          4,950,000
  6,200,000         600,000       500,000          7,300,000           #
  3,400,000         400,000       400,000          4,200,000           #
  4,000,000         400,000       500,000          4,900,000           #
  6,200,000         600,000       500,000          7,300,000           #
  4,000,000         300,000       450,000          4,750,000
 13,500,000       1,300,000     1,300,000         16,100,000
  2,000,000         250,000       250,000          2,500,000
  4,100,000         300,000       300,000          4,700,000         #, I
  4,400,000         400,000       400,000          5,200,000           #
  4,400,000         500,000       500,000          5,400,000
  4,300,000         500,000       500,000          5,300,000
  2,300,000         250,000       250,000          2,800,000
  4,000,000         300,000       500,000          4,800,000
  3,900,000               -       500,000          4,400,000
  6,600,000         650,000       650,000          7,900,000
  3,300,000         325,000       325,000          3,950,000
  7,000,000         400,000       400,000          7,800,000
  4,400,000         500,000       500,000          5,400,000
          -         450,000             -            450,000
  2,500,000         250,000       250,000          3,000,000
  3,800,000         375,000       375,000          4,550,000
  4,450,000         450,000       450,000          5,350,000
 13,200,000         450,000     1,350,000         15,000,000
  3,300,000         325,000       325,000          3,950,000

                     PORTFOLIOS OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                             VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                     ING              ING            ING
                                                                   CLASSIC           MONEY        LEXINGTON
                                                                MONEY MARKET         MARKET      MONEY MARKET       PRO FORMA
                                                                   VALUE             VALUE           VALUE            VALUE
                                                                ------------      ------------   ------------     -------------
CERTIFICATE OF DEPOSIT: 11.1%

ABN Amro Bank, NV. 1.736%, due 03/18/05                         $  4,099,623      $  399,963     $   399,963      $   4,899,549
ABN Amro Bank, NV. 1.768%, due 10/29/04                            3,899,844         299,988         299,988          4,499,820
Barclays Bank PLC, 1.600%, due 12/03/04                            1,299,894          99,992          99,992          1,499,878
Barclays Bank PLC, 1.913%, due 02/03/05                            6,600,118         650,012         650,012          7,900,142
Dexia Bank, 1.508%, due 12/07/04                                   4,000,055         400,005         400,005          4,800,065
HSBC Bank, 1.555%, due 04/22/05                                    2,000,000         200,000         200,000          2,400,000
Royal Bank of Canada, 1.770%, due 03/30/05                         3,999,691         399,969         499,961          4,899,621
Royal Bank of Scottland Group PLC, 1.400%, due 10/21/04            4,499,975         499,997         499,997          5,499,969
UBS AG, 1.195%, due 12/06/04                                       4,000,036         400,004         500,005          4,900,045
Washington Mutual Bank, 1.300%, due 12/27/04                       4,100,000         500,000         500,000          5,100,000
Washington Mutual Bank, 1.650%, due 11/12/04                       4,399,896         449,989         449,989          5,299,874
Washington Mutual Bank, 1.670%, due 11/01/04                       4,400,000         450,000         450,000          5,300,000
                                                                ------------      ----------     -----------      -------------
Total Certificate of Deposit
 (Cost $47,299,132, $4,749,919, $4,949,912, $56,998,963)          47,299,132       4,749,919       4,949,912         56,998,963
                                                                ------------      ----------     -----------      -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.8%

Blue Heron Funding Ltd., 1.850%, due 05/18/05                      3,900,000         500,000         500,000          4,900,000
Blue Heron Funding Ltd., 1.858%, due 03/18/05                      4,000,000         500,000         500,000          5,000,000
Blue Heron Funding Ltd., 1.870%, due 02/23/05                      3,900,000         500,000         500,000          4,900,000
Newcastle CDO I Ltd., 1.870%, due 09/24/38                         4,500,000         600,000         300,000          5,400,000
Putnam Structured Product CDO, 1.780%, due 10/15/38                4,600,000         500,000         500,000          5,600,000
Whitehawk CDO Funding Ltd., 1.805%, due 03/15/05                   3,400,000         325,000         325,000          4,050,000
                                                                ------------      ----------     -----------      -------------
Total Collateralized Mortgage Obligations
 (Cost $24,300,000, $2,925,000, $2,625,000, $29,850,000)          24,300,000       2,925,000       2,625,000         29,850,000
                                                                ------------      ----------     -----------      -------------
COMMERCIAL PAPER: 38.4%

Archer-Daniels-Midland Co., 1.420%, due 10/05/04                   4,199,169         349,931         349,931          4,899,031
Barton Capital Corp., 1.520%, due 10/07/04                         1,429,577         249,926         249,926          1,929,429
Barton Capital Corp., 1.680%, due 10/18/04                         2,497,899         249,790         249,790          2,997,479
Blue Ridge Asset Funding, 1.680%, due 10/18/04                     2,298,067         249,790         249,790          2,797,647
Bristol-Myers Squibb Co., 1.520%, due 10/07/04                     4,248,746         349,897         349,897          4,948,540
Concord Minutemen Cap, 1.710%, due 10/19/04                        6,194,420         599,460         499,550          7,293,430
Concord Minutemen Cap, 1.730%, due 10/10/05                        3,400,000         400,000         400,000          4,200,000
Concord Minutemen Cap, 1.740%, due 10/12/05                        4,000,000         400,000         500,000          4,900,000
Concord Minutemen Cap, 1.740%, due 10/14/05                        6,200,000         600,000         500,000          7,300,000
Crown Point Capital Co., 1.000%, due 10/06/04                      3,999,333         299,950         449,925          4,749,208
Crown Point Capital Co., 2.050%, due 03/08/05                     13,378,967       1,288,347       1,288,347         15,955,661
Deleware Funding Corp., 1.680%, due 10/18/04                       1,998,319         249,790         249,790          2,497,899
Goldman Sachs Group, 1.280%, due 10/27/04                          4,100,000         300,000         300,000          4,700,000
Goldman Sachs Group, 1.810%, due 07/29/05                          4,400,000         400,000         400,000          5,200,000
Greenwich Capital Holdings, 1.718%, due 01/14/05                   4,400,000         500,000         500,000          5,400,000
Household Finance Corp., 1.260%, due 10/06/04                      4,299,098         499,895         499,895          5,298,888
Jupiter Securitization, 1.340%, due 10/04/04                       2,299,659         249,963         249,963          2,799,585
LaSalle Bank Note, 1.160%, due 12/17/04                            4,000,000         300,000         500,000          4,800,000
LaSalle Bank Note, 1.210%, due 11/05/04                            3,900,000               -         500,000          4,400,000
Monument Gardens Funding LLC, 1.760%, due 12/01/04                 6,580,094         648,040         648,040          7,876,174
Monument Gardens Funding LLC, 1.880%, due 12/20/04                 3,286,067         323,628         323,628          3,933,323
Morgan Stanley, 1.650%, due 10/14/04                               6,995,501         399,743         399,743          7,794,987
Morgan Stanley, 1.660%, due 10/15/04                               4,396,954         499,653         499,653          5,396,260
Morgan Stanley, 1.880%, due 08/15/05                                       -         450,508               -            450,508
Old Line Funding Corp., 1.650%, due 10/14/04                       2,498,393         249,839         249,839          2,998,071
Old Line Funding Corp., 1.710%, due 11/02/04                       3,794,055         374,413         374,413          4,542,881
Preferred Receivable Funding Corp., 0.000%, due 10/01/04           4,450,000         450,000         450,000          5,350,000
Preferred Receivable Funding Corp., 1.260%, due 10/04/04          13,198,152         449,937       1,349,810         14,997,899
Preferred Receivable Funding Corp., 1.350%, due 10/05/04           3,299,380         324,939         324,939          3,949,258

                          PRINCIPAL AMOUNT
--------------------------------------------------------------------------------
      ING                 ING                 ING
   CLASSIC               MONEY             LEXINGTON
 MONEY MARKET            MARKET           MONEY MARKET    PRO FORMA(1)
-------------          ---------          ------------    ------------   -------
   4,300,000             400,000             400,000         5,100,000
   4,200,000             400,000             400,000         5,000,000      #
   4,400,000             450,000             450,000         5,300,000      #
   4,000,000             400,000             400,000         4,800,000      #
   6,876,000                   -                   -         6,876,000
   1,300,000             250,000             250,000         1,800,000
   8,000,000           1,150,000             850,000        10,000,000      #
   3,600,000             350,000             350,000         4,300,000

   4,950,000             500,000             500,000         5,950,000
   2,000,000             200,000             200,000         2,400,000
   5,300,000             600,000             500,000         6,400,000
   4,800,000             500,000             500,000         5,800,000
   4,300,000             400,000             400,000         5,100,000
   5,000,000                   -                   -         5,000,000
   3,300,000             325,000             325,000         3,950,000
   4,700,000             450,000             450,000         5,600,000
   1,250,000             250,000             250,000         1,750,000
   6,000,000           1,000,000                   -         7,000,000
   5,600,000             600,000             900,000         7,100,000
   4,400,000             500,000             400,000         5,300,000      #
   3,000,000             700,000             500,000         4,200,000    @@, #
   6,100,000             800,000             700,000         7,600,000    @@, #
   2,500,000             250,000             250,000         3,000,000
   4,400,000             500,000             500,000         5,400,000
   9,200,000           1,300,000           1,000,000        11,500,000     #, I
   4,700,000                   -             450,000         5,150,000
   1,400,000             150,000             150,000         1,700,000
   2,750,000             500,000             500,000         3,750,000      #
   3,300,000             350,000             350,000         4,000,000
   3,300,000             800,000             400,000         4,500,000
   5,000,000                  -                    -         5,000,000
  11,300,000           1,400,000           1,525,000        14,225,000
   8,800,000                   -                   -         8,800,000
   3,800,000             300,000             400,000         4,500,000
   5,450,000             500,000             500,000         6,450,000
   2,700,000             300,000             300,000         3,300,000

   4,350,000             450,000             500,000         5,300,000
   4,000,000             500,000             500,000         5,000,000
   2,700,000             300,000             400,000         3,400,000
   4,400,000             400,000             400,000         5,200,000
   2,700,000             300,000             400,000         3,400,000
   2,700,000             300,000             300,000         3,300,000
   4,000,000             400,000             500,000         4,900,000
   2,500,000             200,000             300,000         3,000,000

   4,000,000             450,000             450,000         4,900,000



                                                                                            VALUE
                                                                    --------------------------------------------------------
                                                                        ING           ING           ING
                                                                       CLASSIC       MONEY       LEXINGTON
                                                                    MONEY MARKET     MARKET      MONEY MARKET    PRO FORMA
                                                                    ------------   ----------   -------------   ------------
SBC Communications, 1.680%, due 10/18/04                               4,296,386      399,664       399,664        5,095,714
St. Germain Holdings, 1.510%, due 10/08/04                             4,198,595      399,866       399,866        4,998,327
St. Germain Holdings, 1.510%, due 10/13/04                             4,397,609      449,756       449,756        5,297,121
St. Germain Holdings, 1.880%, due 12/13/04                             3,984,589      398,459       398,459        4,781,507
Thunder Bay Funding, Inc., 1.510%, due 11/08/04                        6,863,516            -             -        6,863,516
Tulip Funding Corp., 0.000%, due 10/01/04                              1,300,000      250,000       250,000        1,800,000
Verizon Global Funding, 1.990%, due 10/14/05                           8,000,000    1,149,999       850,000        9,999,999
Windmill Funding Corp., 1.630%, due 10/12/04                           3,598,042      349,810       349,810        4,297,662
                                                                    ------------   ----------   -------------   ------------
Total Commercial Paper
       (Cost $166,380,587, $15,104,993, $16,004,424, $197,490,004)   166,380,587   15,104,993    16,004,424      197,490,004
                                                                    ------------   ----------   -------------   ------------

CORPORATE BONDS/NOTES: 30.1%
Associates Corp. NA, 2.050%, due 06/27/05                              4,954,840      500,489       500,489        5,955,818
Bank One NA, 1.894%, due 11/01/04                                      2,000,401      200,040       200,040        2,400,481
Bank One NA, 1.980%, due 07/26/05                                      5,307,807      600,884       500,737        6,409,428
Bear Stearns Cos., Inc., 1.716%, due 10/05/05                          4,800,000      500,000       500,000        5,800,000
Bear Stearns Cos., Inc., 1.850%, due 10/28/09                          4,300,000      400,000       400,000        5,100,000
BellSouth Corp., 1.880%, due 01/04/05                                  5,000,000            -             -        5,000,000
Credit Suisse First Boston USA, Inc., 2.010%, due 02/08/05             3,303,409      325,336       325,336        3,954,081
Credit Suisse First Boston USA, Inc., 2.050%, due 01/14/05             4,705,922      450,567       450,567        5,607,056
Fleet National Bank, 1.840%, due 11/22/04                              1,250,235      250,047       250,047        1,750,329
General Electric Capital Corp., 1.838%, due 10/07/05                   6,000,000    1,000,000            -         7,000,000
General Electric Capital Corp., 2.005%, due 03/15/05                   5,604,737      600,507       900,761        7,106,005
Goldman Sachs Group LP, 1.769%, due 10/15/05                           4,400,000      500,000       400,000        5,300,000
HBOS Treasury Services PLC, 1.640%, due 11/01/05                       3,000,000      700,000       500,000        4,200,000
HBOS Treasury Services PLC, 1.961%, due 10/24/05                       6,100,000      800,000       700,000        7,600,000
JPMorgan Chase & Co., 2.190%, due 03/29/05                             2,503,066      250,307       250,307        3,003,680
Merrill Lynch & Co., Inc., 1.550%, due 01/05/05                        4,400,130      500,015       500,015        5,400,160
Money Market Trust Series A, 1.835%, due 10/07/05                      9,200,000    1,300,000     1,000,000       11,500,000
Morgan Stanley, 1.880%, due 08/15/05                                   4,705,302            -       450,508        5,155,810
PNC Bank NA, 1.920%, due 05/18/05                                      1,402,134      150,229       150,229        1,702,592
The Bank of New York Co., Inc., 1.860%, due 10/27/05                   2,750,000      500,000       500,000        3,750,000
Toyota Motor Credit Corp., 1.700%, due 02/07/05                        3,300,523      350,055       350,055        4,000,633
Wachovia Corp., 2.230%, due 03/31/05                                   3,306,611      801,581       400,801        4,508,993
Wachovia Corp., 6.950%, due 11/01/04                                   5,021,549            -             -        5,021,549
Wal-Mart Stores, Inc., 1.698%, due 02/22/05                           11,300,990    1,400,118     1,525,132       14,226,240
Wells Fargo & Co., 1.619%, due 10/01/04                                8,800,000            -             -        8,800,000
Wells Fargo & Co., 1.690%, due 11/02/05                                3,800,096      300,096       400,128        4,500,320
Wells Fargo & Co., 2.000%, due 09/29/05                                5,453,641      500,334       500,335        6,454,310
Westpac Banking Corp., 1.850%, due 10/11/05                            2,700,000      300,000       300,000        3,300,000
                                                                    ------------   ----------   -------------   ------------
Total Corporate Bonds/Notes
       (Cost $129,371,393, $13,180,605, $11,955,487, $154,507,485)   129,371,393   13,180,605    11,955,487      154,507,485
                                                                    ------------   ----------   -------------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.5%
   FEDERAL HOME LOAN BANK: 6.5%
1.400%, due 02/25/05                                                   4,350,000      450,000       500,000        5,300,000
1.425%, due 04/04/05                                                   4,000,000      500,000       500,000        5,000,000
1.470%, due 02/28/05                                                   2,700,000      300,000       400,000        3,400,000
1.500%, due 12/07/04                                                   4,400,000      400,000       400,000        5,200,000
1.500%, due 03/01/05                                                   2,700,000      300,000       400,000        3,400,000
1.510%, due 12/08/04                                                   2,700,000      300,000       300,000        3,300,000
1.600%, due 03/01/05                                                   4,000,000      400,000       500,000        4,900,000
1.600%, due 05/16/05                                                   2,500,000      200,000       300,000        3,000,000
                                                                    ------------   ----------   -------------   ------------
                                                                      27,350,000    2,850,000     3,300,000       33,500,000
                                                                    ------------   ----------   -------------   ------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.0%
1.500%, due 02/14/05                                                   4,000,000      450,000       450,000        4,900,000
                                                                    ------------   ----------   -------------   ------------
                                                                       4,000,000      450,000       450,000        4,900,000
                                                                    ------------   ----------   -------------   ------------

                    PRINCIPAL AMOUNT
---------------------------------------------------------
    ING            ING            ING
  CLASSIC          MONEY       LEXINGTON
MONEY MARKET      MARKET      MONEY MARKET   PRO FORMA(1)
------------   ------------   ------------   ------------
   4,200,000        450,000        350,000      5,000,000
   4,000,000        400,000        500,000      4,900,000
   1,900,000        200,000        300,000      2,400,000
   2,700,000        200,000        300,000      3,200,000
$ 20,873,000   $  2,976,000   $  2,770,000   $ 26,619,000   S

                                                                                            VALUE
                                                                   -------------------------------------------------------
                                                                        ING          ING             ING
                                                                     CLASSIC         MONEY        LEXINGTON
                                                                   MONEY MARKET     MARKET       MONEY MARKET    PRO FORMA
                                                                   ------------     ------       ------------    ---------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 3.0%

1.400%, due 02/25/05                                                  4,200,000        450,000        350,000      5,000,000
1.550%, due 05/04/05                                                  4,000,000        400,000        500,000      4,900,000
1.610%, due 05/13/05                                                  1,900,000        200,000        300,000      2,400,000
1.630%, due 01/03/05                                                  2,700,000        200,000        300,000      3,200,000
                                                                   ------------   ------------   ------------   ------------
                                                                     12,800,000      1,250,000      1,450,000     15,500,000
                                                                   ------------   ------------   ------------   ------------
Total U.S. Government Agency Obligations
  (Cost $44,150,000, $4,550,000, $5,200,000, $53,900,000)            44,150,000      4,550,000      5,200,000     53,900,000
                                                                   ------------   ------------   ------------   ------------

REPURCHASE AGREEMENTS: 5.2%

Goldman Sachs Repurchase Agreements dated 09/30/04, 1.860%
due 10/01/04, $20,874,078, $2,976,154 and $2,770,143 to
received upon repurchase (Collateralized by
$42,778,509$3,299,087 and $2,922,000 various U.S. Treasury
and Agency Obligations, 0.000%-4.000%, Market Value plus
accrued interest $21,499,509, $3,065,281 and $2,825,574, due
05/15/07-08/15/23)                                                 $ 20,873,000   $  2,976,000   $  2,770,000   $ 26,619,000
                                                                   ------------   ------------   ------------   ------------
Total Repurchase Agreements (Cost $20,873,000, $2,976,000,
$2,770,000, $23,849,000)                                             20,873,000      2,976,000      2,770,000     26,619,000
                                                                   ------------   ------------   ------------   ------------
TOTAL INVESTMENTS IN SECURITIES (COST $432,374,112,
$43,486,517,$43,504,823, $519,365,452)                      101.0% $432,374,112   $ 43,486,517   $ 43,504,823   $519,365,452
OTHER ASSETS AND LIABILITIES-NET                             (1.0)   (4,260,982)      (472,213)      (500,189)    (5,233,384)
                                                            -----  ------------   ------------   ------------   ------------
NET ASSETS                                                  100.0% $428,113,130   $ 43,014,304   $ 43,004,634   $514,132,068
                                                            =====  ============   ============   ============   ============

(1) All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

@@   Foreign issuer

# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors. At September 30, 2004, these securities totaled $98,625,213, or 23.0% of net assets.

S Segregated securities for futures, when-issued or delayed delivery securities held at September 30, 2004.

I    Illiquid security

* Cost for federal income tax purposes is the same as for financial statement purposes.

          NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - BASIS OF COMBINATION:

      On September 2, 2004, the Board of Trustees of the ING Lexington Money Market Trust ("Lexington Money Market Trust"), the ING Money Market Fund ("Money Market Fund") and the ING Classic Money Market Fund ("Classic Money Market Fund"), approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to approval by the shareholders of Lexington Money Market Trust and Money Market Fund, Classic Money Market Fund will acquire all of the assets of the Lexington Money Market Trust and the Money Market Fund, subject to the liabilities of such Funds, in exchange for a number of shares of Classic Money Market Fund equal in value to the net assets of the Lexington Money Market Trust and the Money Market Fund (the "Merger").

      The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at September 30, 2004. The unaudited pro forma portfolio of investments, and statement of assets and liabilities reflect the financial position of Lexington Money Market Trust, Money Market Fund and Classic Money Market Fund at September 30, 2004. The unaudited pro forma statement of operations reflects the results of operations of Lexington Money Market Trust, Money Market Fund and Classic Money Market Fund for the twelve months ended September 30, 2004. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the date indicated above for Lexington Money Market Trust, Money Market Fund and Classic Money Market Fund under accounting principles generally accepted in the United States of America for investment companies. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Classic Money Market Fund for pre-combination periods will not be restated.

      The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITY VALUATION:

      The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity.

NOTE 3 - CAPITAL SHARES:

      The unaudited pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of Lexington Money Market Trust and Money Market Fund by Classic Money Market Fund as of September 30, 2004. The number of additional shares issued was calculated by dividing the net asset value of each Class of Lexington Money Market Trust and Money Market Fund by the respective Class net asset value per share of Classic Money Market Fund.

NOTE 4 - UNAUDITED PRO FORMA ADJUSTMENTS:

      The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on September 30, 2004. Lexington Money Market Trust and Money Market Fund expenses were adjusted assuming Classic Money Market's fee structure was in effect for the twelve months ended September 30, 2004.

NOTE 5 - MERGER COSTS:

      ING Investments, LLC or an affiliate will incur the cost of the expenses related to the proposed Merger, including, but not limited to, the costs of the solicitation of voting instructions and any necessary filings with the SEC.

NOTE 6 - USE OF ESTIMATES:

      Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

NOTE 7 - FEDERAL INCOME TAXES:

It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

                        ING LEXINGTON MONEY MARKET TRUST

 PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON FEBRUARY 24, 2005. THIS PROXY IS
                  SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

            The undersigned hereby appoint(s) MICHAEL J. ROLAND AND HUEY P. FALGOUT, JR. or any one or both of them, proxies, with full power of substitution, to vote all shares of the above-referenced Fund (the "Fund"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 on February 24, 2005 at 10:00 a.m., Local time, and at any adjournment(s) thereof.

            This proxy will be voted as instructed. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED "FOR" THE PROPOSALS.

            PLEASE VOTE, DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY CARD AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IF YOU VOTE VIA PHONE OR THE INTERNET, YOU DO NOT NEED TO RETURN YOUR PROXY CARD.

        Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSALS:


1. To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among ING Lexington Money Market Trust and ING Classic Money Market Fund, providing for the reorganization of ING Lexington Money Market Trust with and into ING Classic Money Market Fund.


      For [ ]                       Against [ ]                   Abstain [ ]

2.    Not Applicable


3. To transact such other business, not currently contemplated, that may properly come before the Special Meeting or any adjournment(s) or postponement(s) thereof in the discretion of the proxies or their substitutes.


      For [ ]                       Against [ ]                   Abstain [ ]

            This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.


___________________________                     _________________________
Signature                                       Date




___________________________                     _________________________
Signature (if held jointly)                     Date

                              ING MONEY MARKET FUND

 PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON FEBRUARY 24, 2005. THIS PROXY IS
                  SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

            The undersigned hereby appoint(s) MICHAEL J. ROLAND AND HUEY P. FALGOUT, JR. or any one or both of them, proxies, with full power of substitution, to vote all shares of the above-referenced Fund (the "Fund"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 on February 24, 2005 at 10:00 a.m., Local time, and at any adjournment(s) thereof.

            This proxy will be voted as instructed. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED "FOR" THE PROPOSALS.

            PLEASE VOTE, DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY CARD AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IF YOU VOTE VIA PHONE OR THE INTERNET, YOU DO NOT NEED TO RETURN YOUR PROXY CARD.

        Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSALS:

1.    Not Applicable


2. To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among ING Money Market Fund and ING Classic Money Market Fund, providing for the reorganization of ING Money Market Fund with and into ING Classic Money Market Fund.


      For [ ]                       Against [ ]                   Abstain [ ]


3. To transact such other business, not currently contemplated, that may properly come before the Special Meeting or any adjournment(s) or postponement(s) thereof in the discretion of the proxies or their substitutes.


      For [ ]                       Against [ ]                   Abstain [ ]

            This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.


___________________________                     _________________________
Signature                                       Date




___________________________                     _________________________
Signature (if held jointly)                     Date

                                     PART C:

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article X of the Registrant's Trust Instrument provides the following:

Section 10.1 Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or under Delaware law shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

Section 10.2 Indemnification.

      (a) Subject to the exceptions and limitations contained in Section (b) below:

            (i) Every Person who is, or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b)   No indemnification shall be provided hereunder to a Covered Person:

            (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,
                  (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons, as defined in the Trust Instrument, of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any

                  Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

      (c) The rights of indemnification therein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person, as defined in the Trust Instrument, may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or a Series thereof from time to time, prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

Article IX of the Registrant's By-Laws provides the following:

The Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a Trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Trustees would have the power to indemnify him against such liability.

The Trust may not acquire or obtain a contract for insurance that protects or purports to protect any Trustee or officer of the Trust against any liability to the Trust or its Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Reference is made to Article IX of Registrants By-Laws and paragraph 1.11 of the Distribution Agreement.

The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

Section 12 of the Management Agreement between Registrant and Manager, Section 8 of the Sub-Advisory Agreements and Section 20 of the Distribution Agreement between the Registrant and Distributor limit the liability of Manager, the Sub-Advisors and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act") so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1)   (a)   Trust Instrument dated July 30, 1998 - previously filed as an
Exhibit to the Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on October 28, 1998 and incorporated herein by reference.

      (b) Amendment dated February 22, 2001 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed electronically on March 1, 2001 and incorporated herein by reference.

      (c) Certificate of Amendment dated February 27, 2001 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on June 15, 2001 and incorporated herein by reference.

      (d) Certificate of Amendment dated May 9, 2001 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (e) Amendment No. 1 dated November 2, 2001 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

      (f) Amendment No. 2 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

      (g) Amendment No. 3 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

      (h) Certificate of Amendment dated February 15, 2002 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (i) Amendment No. 4 dated March 1, 2002 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (j) Amendment No. 5 dated September 23, 2002 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (k) Amendment No. 6 dated September 23, 2002 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (l) Amendment No. 7 dated November 22, 2002 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (m) Amendment No. 8 dated June 2, 2003 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (n)   Amendment No. 9, effective August 25, 2003, to the Trust Instrument
            - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein.

      (o)   Amendment No. 10, effective August 25, 2003, to the Trust Instrument
            - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

      (p)   Amendment No. 11, effective April 23, 2004, to the Trust Instrument
            - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

      (q) Amendment No. 12, effective March 24, 2004, to the Trust Instrument (Class O shares of ING Intermediate Bond) - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

      (r) Plan of Liquidation and Dissolution of Series to the Trust Instrument (ING Strategic Bond Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

(2) Bylaws - previously filed as an Exhibit to the Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on October 28, 1998 and incorporated herein by reference.

(3)   Not applicable.


(4)   (a)   Form of Agreement and Plan of Reorganization between ING Funds
            Trust, on behalf of its ING Classic Money Market Fund series and ING
            Funds Trust, on behalf of its ING Lexington Money Market Trust series - previously filed as an Exhibit to the Registrant's
            Registration Statement on Form N-14 filed electronically on December
            1, 2004 and incorporated herein by reference.

      (b) Form of Agreement and Plan of Reorganization between ING Funds Trust, on behalf of its ING Classic Money Market Fund series and ING Funds Trust, on behalf of its ING Money Market Fund series - previously filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on December 1, 2004 and incorporated herein by reference.


(5) The rights of holders of the securities being registered are set out in Articles II, VII, IX, and X of the Declaration of Trust referenced in Exhibit (1) above and in Articles IV, VI, and XIII of the Bylaws referenced in Exhibit (2) above.


(6)   (a)   Amended Investment Management Agreement dated September 2, 2004, between Registrant and ING Investments, LLC (successor to Pilgrim
            Investments, LLC) with respect to ING Lexington Money Market Trust,
            ING Classic Money Market Fund and ING Money Market Fund - previously filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on December 1, 2004 and incorporated herein by reference.


      (b) Investment Management Agreement dated May 9, 2001 between Registrant and ING Investments, LLC (successor to Pilgrim Investments, LLC) with respect to ING Tax Efficient Equity Fund, ING National Tax-Exempt Bond Fund, ING Classic Money Market Fund, ING Intermediate Bond Fund, ING High Yield Fund and ING National Tax-Exempt Money Market Fund - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference

      (c) Form of Restated Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.

      (d) Form of Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC with respect to Pilgrim Global Real Estate Fund - previously filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed electronically on July 27, 2001 and incorporated herein by reference.

      (e) Form of Investment Management Agreement between Registrant and ING Mutual Funds Management Co. LLC ("IMFC") - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

      (f) Sub-Advisory Agreement between IMFC and Baring Asset Management, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

      (g) Form of Sub-Advisory Agreement between IMFC and Baring International Investment Limited - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

      (h) Form of Sub-Advisory Agreement between IMFC and Baring Asset Management (Asia) Limited - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

      (i) First Amendment to Sub-Advisory Agreement between IMFC and ING Investment Management Advisors B.V. - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

      (j) Form of Sub-Advisory Agreement between IMFC and ING Investment Management Advisors B.V. - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

      (k) Form of Sub-Advisory Agreement between IMFC and ING Investment Management LLC - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

      (l) Form of Restated Sub-Advisory Agreement between ING Pilgrim Investments, LLC and ING Investment Management LLC - previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.

      (m) Form of Sub-Advisory Agreement between IMFC and Furman Selz Capital Management LLC - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

      (n) Form of Restated Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Furman Selz Capital Management LLC - previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.

      (o) Form of Sub-Advisory Agreement between IMFC and Furman Selz Capital Management on behalf of Delta Asset Management - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

      (p) Form of Sub-Advisory Agreement between IMFC and CRA Real Estate Securities, L.P. - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

      (q) Form of Restated Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Furman Selz Capital Management on behalf of Delta Asset Management - previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.

      (r) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and CRA Real Estate Securities L.P. with respect to Pilgrim Global Real Estate Fund - previously filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed electronically on July 27, 2001 and incorporated herein by reference.

      (s) Investment Management Agreement dated September 23, 2002 between Registrant and ING Investments, LLC (successor to Pilgrim Investments, LLC) with respect to ING GNMA Income Fund and ING Lexington Money Market Trust - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (t) Investment Management Agreement between Registrant and ING Investments, LLC (successor to Pilgrim Investments, LLC) with respect to ING Strategic Bond Fund, ING Money Market Fund, and ING High Yield Opportunity Fund - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (u) Restated Expense Limitation Agreement effective August 1, 2003 between Registrant and ING Investment, LLC. - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

            (i) Amended Schedule A to the Restated Expense Limitation Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

            (ii) Voluntary Expense Limitations Agreement, dated February 1, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein.

            (iii) Voluntary Expense Limitations Agreement, dated February 25,
                  2004 (ING Intermediate Bond Class O) - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

            (iv) Form of Voluntary Expense Limitation Side Agreement, dated June 14, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A on July 28, 2004 and incorporated herein by reference.

      (v) Sub-Advisory Agreement dated August 1, 2003 between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

            (i) First Amendment to Sub-Advisory Agreement effective September 1, 2003 between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

            (ii) Amended Schedule A with respect to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

            (iii) Amended Schedule A with respect to the Sub-Advisory Agreement between ING Investments Management, LLC and Aeltus Investment Management, Inc., dated June 4, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A on July 28, 2004 and incorporated herein by reference.

      (w) Form of Sub-Advisory Agreement between ING Investments, LLC and ING Aeltus Investment Management, Inc. with respect to ING Intermediate Bond Fund - previously filed as an Exhibit to the Registrant's Registration Statement on Form N-14 on April 30, 2004 and incorporated herein by reference.

(7)   (a)   Underwriting Agreement dated September 23, 2002 between Registrant and ING Funds Distributor, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration
            Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

            (i) Substitution Agreement & Schedule A, made October 8, 2002 between Registrant and ING Funds Distributor, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

      (b) Form of Financial Institution Selling Group Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration

            Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

      (c) Form of Selling Group Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

(8)   Not Applicable.

(9)   (a)   Custody Agreement dated January 6, 2003 between Registrant and The
            Bank of New York - previously filed as an Exhibit to Post-Effective
            Amendment No. 24 to the Registrant's Registration Statement on Form
            N-1A on July 29, 2003 and incorporated herein by reference.

            (i) Amended Exhibit A to the Custody Agreement between Registrant and The Bank of New York, as of June 14, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A on July 28, 2004 and incorporated herein by reference.

      (b) Foreign Custody Manager Agreement dated January 6, 2003 between Registrant and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

            (i) Amended Schedule 1 dated January 13, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

            (ii) Amended Schedule 1 dated March 13, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

            (iii) Amended Schedule 1 dated April 7, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

            (iv) Amended Schedule 1 dated May 1, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

            (v) Amended Schedule 2 dated June 6, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

            (vi) Amended Exhibit A to the Foreign Custody Manager Agreement dated as of February 25, 2004 - previously filed as an Exhibit to Post-Effective

                  Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

      (c) Master Repurchase Agreement dated April 7, 2003 between Registrant and Goldman Sachs & Co. - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (d) Fund Accounting Agreement between Registrant and The Bank of New York dated January 6, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

            (i) Amended Exhibit A to the Fund Accounting Agreement dated February 25, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

      (e) Securities Lending Agreement and Guaranty, dated as of August 7, 2003, between Registrant and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

            (i) Amended Exhibit A with respect to the Securities Lending Agreement and Guaranty, dated February 1, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

      (f) The Bank of New York Cash Reserve Agreement, dated March 31, 2003, between Registrant and the Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

            (i) Amended Exhibit A with respect to The Bank of New York Cash Reserve Agreement, dated February 25, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

(10)  (a)   Rule 12b-1 Distribution Plan and Agreement with respect to Class A shares - previously filed as an Exhibit to Post-Effective Amendment
            No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

      (b) Rule 12b-1 Distribution Plan and Agreement with respect to Class B, Class C, and Class X shares - previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

      (c) Form of Amended and Restated Rule 12b-1 Distribution Plan and Agreement with respect to Class B shares - previously filed as an Exhibit to Post-Effective

            Amendment No. 11 to Registrant's Registration Statement on Form N-1A filed electronically on July 31, 2001 and incorporated by reference.

      (d) Amended and Restated Distribution Plan for Class A shares dated July 11, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (e) Service and Distribution Plan for Class A shares dated August 20, 2002 with respect to ING GNMA Income and ING Lexington Money Market Trust Funds - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (f) Service and Distribution Plan for Class A shares dated August 20, 2002 with respect to ING High Yield Opportunity, ING Money Market and ING Strategic Income Funds - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (g) Service and Distribution Plan for Class B shares dated August 20, 2002 with respect to ING High Yield Opportunity, ING Money Market and ING Strategic Income Funds - previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 22, 2003 and incorporated herein by reference.

      (h) Letter Agreement dated September 23, 2002 - previously filed as an Exhibit to 7 Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (i) Amended Letter Agreement dated August 1, 2003, with respect to the Distribution Plan for Class A Shares - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

      (j) Amended and Restated Distribution Plan for Class B shares dated May 9, 2001 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (k) Service and Distribution Plan for Class B shares with respect to ING GNMA Income Fund dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (l) Service and Distribution Plan for Class B shares with respect to ING High Yield Opportunity, ING Strategic Income and ING Money Market Funds - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (m) Amended and Restated Distribution Plan for Class C shares dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the

            Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (n) Service and Distribution Plan for Class C shares with respect to ING GNMA Income Fund dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (o) Service and Distribution Plan for Class C shares with respect to ING High Yield Opportunity, ING Money Market and ING Strategic Income Fund dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (p) Service and Distribution Plan for Class M shares with respect to ING GNMA Income Fund dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (q) Service and Distribution Plan for Class M shares with respect to ING High Yield Opportunity Fund dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (r) Shareholder Service Plan for Class Q shares with respect to ING GNMA Fund dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (s) Shareholder Service Plan for Class Q shares with respect to ING High Yield Opportunity and ING Strategic Income Funds dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (t) Amended and Restated Shareholder Servicing Plan for Classes A, B, and C with respect to ING High Yield Bond, ING Intermediate Bond, ING National Tax Exempt Bond, and ING Classic Money Market Funds dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (u) Shareholder Service Distribution Plan and Agreement for Class R shares - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

      (v) Form of 18f-3 Plan - previously filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed electronically on July 27, 2001 and incorporated herein by reference.

      (w) Amended and Restated 18f-3 Plan - previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-

            1A filed electronically on November 6, 2000 and incorporated herein by reference.

      (x) Amended and Restated Rule 18f-3 Plan - previously filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N- 1A filed electronically on November 9, 2001 and incorporated herein by reference.


(11) Form of Opinion and Consent of Counsel - previously filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on December 1, 2004 and incorporated herein by reference.


(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences - To be filed by subsequent post-effective amendment.

(13)  (a)   Form of Service Agreement - previously filed as an Exhibit to
            Post-Effective Amendment No. 6 to the Registrant's Registration
            Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

      (b) Fund Services Agreement between Registrant and ING Fund Services Co. LLC - previously filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on April 15, 1999 and incorporated herein by reference.

      (c) Form of Recordkeeping Agreement with State Street Bank and Trust Company - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

      (d) Form of Shareholder Servicing Plan - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A filed electronically on June 15, 2001 and incorporated herein by reference.

      (e) Amended and Restated Shareholder Servicing Plan - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

      (f) Form of Administration Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

      (g) Form of Amended and Restated Administration Agreement between Registrant and ING Funds Services, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

      (h) Form of Expense Limitation Agreement among ING Pilgrim Investments, LLC, Clarion CRA Securities L.P. and Pilgrim Funds Trust with respect to Pilgrim Global Real Estate Fund - previously filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A on July 27, 2001 and incorporated herein by reference.

      (i) Form of Expense Limitation Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A filed electronically on March 1, 2001 and incorporated herein by reference.

      (j) Form of Amended and Restated Expense Limitation Agreement between Registrant and ING Funds Services, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

      (k)   Form of Fund Accounting Agreement with Brown Brothers Harriman & Co.
            - previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.


(14) Consent of independent auditors - previously filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on December 1, 2004 and incorporated herein by reference.


(15)  Not applicable.


(16) Powers of attorney - previously filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on December 1, 2004 and incorporated herein by reference.


ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 29th day of December, 2004.


                                    ING FUNDS TRUST

                                    By: /s/ Huey P. Falgout, Jr.
                                    _______________________________
                                    Huey P. Falgout, Jr.
                                    Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      SIGNATURE                        TITLE                      DATE


________________________         Trustee and Chairman        December 29, 2004
John G. Turner*



________________________    President and Chief Executive    December 29, 2004
James M. Hennessy*                     Officer



________________________     Executive Vice President and    December 29, 2004
Michael J. Roland*           Principal Financial Officer



________________________               Trustee               December 29, 2004
Paul S. Doherty*



________________________               Trustee               December 29, 2004
J. Michael Earley*



________________________               Trustee               December 29, 2004
R. Barbara Gitenstein*



________________________               Trustee               December 29, 2004
Walter H. May, Jr.*



________________________               Trustee               December 29, 2004
Thomas J. McInerney*

________________________               Trustee               December 29, 2004
Jock Patton*



________________________               Trustee               December 29, 2004
David W.C. Putnam*



________________________               Trustee               December 29, 2004
Blaine E. Rieke*



________________________               Trustee               December 29, 2004
Richard A. Wedemeyer*



________________________               Trustee               December 29, 2004
Roger B. Vincent*



*By:
       /s/ Huey P. Falgout, Jr.
      ___________________________
      Huey P. Falgout, Jr.
      Attorney-in-Fact**



** Executed pursuant to power of attorney previously filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on December 1, 2004 and incorporated herein by reference.